UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21078

PIMCO New York Municipal Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Annual Report

December 31, 2018

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 844.337.4626. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Letter from the Chair of the Board & President		2

Important Information About the Funds		4

Financial Highlights		18

Statements of Assets and Liabilities		22

Statements of Operations		24

Statements of Changes in Net Assets		26

Statements of Cash Flows		29

Notes to Financial Statements		60

Report of Independent Registered Public Accounting Firm		76

Glossary		77

Annual Shareholder Meeting Results		78

Changes to Boards of Trustees		80

Investment Strategy Updates		81

Dividend Reinvestment Plan		82

Management of the Funds		84

Privacy Policy		87

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	9	31

PIMCO Municipal Income Fund II	10	36

PIMCO Municipal Income Fund III	11	41

PIMCO California Municipal Income Fund	12	46

PIMCO California Municipal Income Fund II	13	49

PIMCO California Municipal Income Fund III	14	52

PIMCO New York Municipal Income Fund	15	55

PIMCO New York Municipal Income Fund II	16	57

Letter from the Chair of the Board & President

Dear Shareholder,

Following this letter is the PIMCO Closed-End Funds Annual Report, which covers the 12-month reporting period ended December 31, 2018. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the 12-month reporting period ended December 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 2.2% during the first quarter of 2018. During the second quarter of 2018, GDP growth rose to an annual pace of 4.2%, the strongest since the third quarter of 2014. GDP then expanded at an annual pace of 3.4% during the third quarter of the year. Finally, the Commerce Department’s initial reading for fourth-quarter 2018 GDP has been delayed due to the partial government shutdown.

The Federal Reserve (the “Fed”) continued to normalize monetary policy during the reporting period. During its meetings that concluded in March, June, September and December 2018, the Fed raised the federal funds rate in 0.25% increments. The Fed’s December rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. In addition, the Fed continued to reduce its balance sheet during the reporting period.

Economic activity outside the U.S. initially accelerated during the reporting period, but moderated as it progressed. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. The Bank of England raised rates at its meeting in August 2018 and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB ended its quantitative easing program in December 2018, but indicated that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened during the reporting period as short-term rates moved up more than longer-term rates. In our view, the increase in rates at the short end of the yield curve was mostly due to Fed interest rate increases. The yield on the benchmark 10-year U.S. Treasury note was 2.69% at the end of the reporting period, up from 2.40% on December 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.86% over the 12 months ended December 31, 2018. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 0.01% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated weak results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index returned -2.27% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned -4.61% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -6.21% over the period.

The municipal (or “muni”) market experienced periods of volatility during the reporting period. After declining over the first two months, the muni market posted positive returns during five of the next six months. The muni market then fell over the next two months, but finished strongly by rallying in November and December 2018. As was the case with the taxable U.S. bond market, munis were negatively impacted by rising interest rates, which tempered their gains during the year. All told, the Bloomberg Barclays Municipal Bond Index returned 1.28% during the 12 months ended December 31, 2018.

2	PIMCO CLOSED-END FUNDS

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely,

Deborah A. DeCotis	Peter G. Strelow
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	DECEMBER 31, 2018	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Additionally, the United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of

4	PIMCO CLOSED-END FUNDS

certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, the

Funds may be forced to sell portfolio securities when it is not otherwise advantageous to do so. In addition, because the fees received by PIMCO are based on the daily net asset value of the Funds (including any assets attributable to any preferred shares that may be outstanding), PIMCO has a financial incentive for the Funds to use certain forms of leverage, which may create a conflict of interest between PIMCO, on the one hand, and the Funds’ common shareholders, on the other hand. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, a Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance

ANNUAL REPORT	DECEMBER 31, 2018	5

Important Information About the Funds (Cont.)

that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

6	PIMCO CLOSED-END FUNDS

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value and may trade at a price that is less than the initial offering price of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds

ANNUAL REPORT	DECEMBER 31, 2018	7

Important Information About the Funds (Cont.)

as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and is available without charge, upon request by calling the Funds at (844) 33-PIMCO and on the Funds’ website at www.pimco.com.

The SEC adopted a rule that, beginning in 2021, will generally allow funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. Instructions for electing to receive paper copies of a Fund’s shareholder reports going forward may be found on the front cover of this report.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	24.2%

Highway Revenue Tolls	10.0%

Tobacco Settlement Funded	7.1%

Natural Gas Revenue	6.2%

Ad Valorem Property Tax	5.9%

Miscellaneous Revenue	5.6%

Electric Power & Light Revenue	5.0%

Sales Tax Revenue	4.1%

College & University Revenue	3.9%

Industrial Revenue	3.7%

Port, Airport & Marina Revenue	3.5%

Special Assessment	3.1%

Miscellaneous Taxes	2.8%

Sewer Revenue	2.6%

Income Tax Revenue	2.3%

General Fund	1.8%

Appropriations	1.6%

Water Revenue	1.5%

Nuclear Revenue	1.1%

Other	3.4%

Short-Term Instruments	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$12.55

NAV	$12.36

Premium/(Discount) to NAV	1.54%

Market Price Distribution rate(2)	5.71%

NAV Distribution rate(2)	5.79%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	2.22%	7.14%	12.68%	5.95%
NAV	1.72%	8.43%	12.56%	6.67%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Select exposure within the revenue segment contributed to performance.

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Select exposure within the special tax sector contributed to performance.

»	Duration positioning detracted from performance, as municipal yields rose.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the general municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector outperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2018	9

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	22.2%

Highway Revenue Tolls	9.1%

Tobacco Settlement Funded	8.8%

Ad Valorem Property Tax	6.1%

Natural Gas Revenue	6.0%

Electric Power & Light Revenue	5.1%

Industrial Revenue	5.1%

College & University Revenue	4.7%

Miscellaneous Taxes	4.5%

Miscellaneous Revenue	4.3%

Sales Tax Revenue	4.0%

Sewer Revenue	3.6%

Income Tax Revenue	2.0%

General Fund	1.7%

Appropriations	1.4%

Port, Airport & Marina Revenue	1.2%

Water Revenue	1.1%

Transit Revenue	1.0%

Other	5.5%

Short-Term Instruments	2.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$13.31

NAV	$11.62

Premium/(Discount) to NAV	14.54%

Market Price Distribution rate(2)	5.86%

NAV Distribution rate(2)	6.71%

Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	7.57%	11.40%	14.66%	6.14%
NAV	2.38%	8.23%	12.52%	5.61%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Select exposure to the revenue segment contributed to performance.

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Select exposure to the special tax sector contributed to performance.

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the broader municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector outperformed the broader municipal market.

10	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	22.0%

Tobacco Settlement Funded	9.8%

Highway Revenue Tolls	7.8%

College & University Revenue	6.0%

Ad Valorem Property Tax	5.9%

Natural Gas Revenue	5.8%

Electric Power & Light Revenue	5.1%

Sewer Revenue	3.9%

Miscellaneous Revenue	3.9%

General Fund	3.3%

Industrial Revenue	3.3%

Recreational Revenue	3.3%

Sales Tax Revenue	3.3%

Income Tax Revenue	2.9%

Port, Airport & Marina Revenue	2.2%

Appropriations	2.1%

Water Revenue	2.0%

Transit Revenue	1.4%

Nuclear Revenue	1.1%

Other	4.6%

Short-Term Instruments	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$11.14

NAV	$10.49

Premium/(Discount) to NAV	6.20%

Market Price Distribution rate(2)	6.01%

NAV Distribution rate(2)	6.38%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	3.39%	9.30%	13.80%	5.32%
NAV	2.04%	9.48%	12.30%	5.45%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Select exposure within the revenue segment contributed to performance.

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields rose over the period.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the general municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2018	11

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Ad Valorem Property Tax	23.8%

Health, Hospital & Nursing Home Revenue	22.7%

Electric Power & Light Revenue	8.6%

College & University Revenue	8.1%

Lease (Abatement)	7.8%

Tobacco Settlement Funded	6.8%

Natural Gas Revenue	5.7%

Local or Guaranteed Housing	2.9%

Water Revenue	2.0%

General Fund	1.9%

Port, Airport & Marina Revenue	1.7%

Transit Revenue	1.3%

Sewer Revenue	1.2%

Hotel Occupancy Tax	1.2%

Special Assessment	1.0%

Other	3.2%

Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$16.15

NAV	$13.32

Premium/(Discount) to NAV	21.25%

Market Price Distribution rate(2)	5.72%

NAV Distribution rate(2)	6.94%

Total Effective Leverage(3)	49%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(0.66)%	11.03%	13.79%	7.17%
NAV	0.42%	7.76%	11.04%	6.55%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the lease-backed sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields rose.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal market.

»	Exposure to the education sector detracted from performance, as the sector underperformed the general municipal market.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Ad Valorem Property Tax	29.2%

Health, Hospital & Nursing Home Revenue	18.6%

Natural Gas Revenue	6.9%

General Fund	6.7%

Electric Power & Light Revenue	6.3%

Tobacco Settlement Funded	5.3%

Sewer Revenue	3.7%

Lease (Abatement)	3.2%

Tax Increment/Allocation Revenue	3.0%

Port, Airport & Marina Revenue	3.0%

College & University Revenue	2.7%

Local or Guaranteed Housing	2.5%

Highway Revenue Tolls	1.9%

Special Tax	1.3%

Hotel Occupancy Tax	1.1%

Special Assessment	1.0%

Other	2.9%

Short-Term Instruments	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$7.83

NAV	$8.29

Premium/(Discount) to NAV	(5.55)%

Market Price Distribution rate(2)	5.36%

NAV Distribution rate(2)	5.07%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(19.01)%	3.56%	10.36%	3.14%
NAV	0.32%	8.83%	11.20%	4.28%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Exposure to the general obligation segment contributed to performance, as the segment outperformed the broader municipal market.

»	Select exposure to the special tax sector contributed to performance.

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the broader municipal market.

»	Exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

ANNUAL REPORT	DECEMBER 31, 2018	13

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	24.4%

Ad Valorem Property Tax	22.8%

College & University Revenue	8.6%

Tobacco Settlement Funded	7.6%

Electric Power & Light Revenue	6.5%

Natural Gas Revenue	4.7%

Water Revenue	4.3%

General Fund	2.8%

Highway Revenue Tolls	2.7%

Lease (Abatement)	2.5%

Port, Airport & Marina Revenue	2.4%

Sewer Revenue	2.1%

Local or Guaranteed Housing	1.8%

Special Tax	1.6%

Transit Revenue	1.2%

Special Assessment	1.0%

Other	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$9.53

NAV	$9.46

Premium/(Discount) to NAV	0.74%

Market Price Distribution rate(2)	5.67%

NAV Distribution rate(2)	5.71%

Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(3.49)%	7.30%	12.16%	4.02%
NAV	0.29%	8.17%	11.10%	4.45%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions.Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the pre-refunded sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields rose over the period.

»	Exposure to the industrial revenue sector detracted from performance, as the sector underperformed the general municipal market.

»	Select exposure within the healthcare sector detracted from performance.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

College & University Revenue	11.6%

Industrial Revenue	10.8%

Tobacco Settlement Funded	10.0%

Health, Hospital & Nursing Home Revenue	9.8%

Ad Valorem Property Tax	9.2%

Transit Revenue	8.6%

Water Revenue	7.6%

Miscellaneous Revenue	7.6%

Miscellaneous Taxes	5.0%

Income Tax Revenue	4.7%

Highway Revenue Tolls	3.8%

Electric Power & Light Revenue	3.8%

Port, Airport & Marina Revenue	3.2%

Recreational Revenue	2.1%

Other	1.7%

Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$11.70

NAV	$11.29

Premium/(Discount) to NAV	3.63%

Market Price Distribution rate(2)	5.85%

NAV Distribution rate(2)	6.06%

Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(2.90)%	9.00%	12.11%	4.81%
NAV	(0.66)%	7.84%	10.25%	4.91%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Exposure to pre-refunded debt contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields rose.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the general municipal market.

»	Lack of exposure to the housing sector detracted from performance, as the sector outperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2018	15

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of 12/31/2018†§

Municipal Bonds & Notes

College & University Revenue	12.9%

Tobacco Settlement Funded	10.5%

Health, Hospital & Nursing Home Revenue	9.9%

Port, Airport & Marina Revenue	7.9%

Water Revenue	7.1%

Miscellaneous Revenue	6.9%

Income Tax Revenue	6.7%

Industrial Revenue	6.3%

Miscellaneous Taxes	4.4%

Ad Valorem Property Tax	4.3%

Lease (Abatement)	4.3%

Electric Power & Light Revenue	3.7%

Recreational Revenue	3.4%

Transit Revenue	2.9%

Sales Tax Revenue	1.9%

Highway Revenue Tolls	1.7%

Other	2.8%

Short-Term Instruments	2.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2018)(1)

Market Price	$10.47

NAV	$10.67

Premium/(Discount) to NAV	(1.87)%

Market Price Distribution rate(2)	5.81%

NAV Distribution rate(2)	5.70%

Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2018

	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	(7.67)%	6.96%	11.32%	4.50%
NAV	1.09%	8.38%	10.58%	5.07%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of auction rate and variable rate munifund term preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Auction-rate preferred shares tendered at a discount contributed to performance.

»	Select exposure to the revenue segment contributed to performance.

»	Select exposure to the special tax sector contributed to performance.

»	The Fund’s duration exposure detracted from performance, as municipal yields moved higher.

»	Exposure to the transportation sector detracted from performance, as the sector underperformed the broader municipal market.

»	Exposure to the electric utility sector detracted from performance, as the sector underperformed the broader municipal market.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	DECEMBER 31, 2018	17

Financial Highlights

		Investment Operations		Less Distributions to ARPS(b)			Less Distributions to Common Shareholders(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(b)

PIMCO Municipal Income Fund

12/31/2018	$12.87	$0.89	$(0.65)	$(0.16)	$0.00	$0.08	$(0.72)	$0.00	$0.00	$(0.72)		$0.13

12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)		0.00

12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)		0.00

05/01/2015 - 12/31/2015(g)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(j)	0.00

04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)		0.00

04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)		0.00

PIMCO Municipal Income Fund II

12/31/2018	$12.13	$0.81	$(0.57)	$(0.13)	$0.00	$0.11	$(0.78)	$0.00	$0.00	$(0.78)		$0.16

12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)		0.00

12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)		0.00

06/01/2015 - 12/31/2015(h)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(j)	0.00

05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)		0.00

05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)		0.00

PIMCO Municipal Income Fund III

12/31/2018	$11.06	$0.76	$(0.57)	$(0.13)	$0.00	$0.06	$(0.67)	$(0.11)	$0.00	$(0.78)		$0.15

12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)		0.00

10/01/2015 - 12/31/2015(i)	10.88	0.20	0.24	(0.00)	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(j)	0.00

09/30/2016	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)		0.00

09/30/2015	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)		0.00

PIMCO California Municipal Income Fund

12/31/2018	$14.20	$0.92	$(0.94)	$(0.17)	$0.00	$(0.19)	$(0.92)	$0.00	$0.00	$(0.92)		$0.23

12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)		0.00

12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)		0.00

05/01/2015 - 12/31/2015(g)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(j)	0.00

04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)		0.00

04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)		0.00

PIMCO California Municipal Income Fund II

12/31/2018	$8.69	$0.54	$(0.57)	$(0.11)	$0.00	$(0.14)	$(0.42)	$0.00	$0.00	$(0.42)		$0.16

12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)		0.00

12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)		0.00

06/01/2015 - 12/31/2015(h)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(j)	0.00

05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)		0.00

05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)		0.00

PIMCO California Municipal Income Fund III

12/31/2018	$9.98	$0.64	$(0.68)	$(0.12)	$0.00	$(0.16)	$(0.54)	$0.00	$0.00	$(0.54)		$0.18

12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)		0.00

12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)		0.00

10/01/2015 - 12/31/2015(i)	10.08	0.17	0.24	(0.00)	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(j)	0.00

09/30/2016	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)		0.00

09/30/2015	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)		0.00

PIMCO New York Municipal Income Fund

12/31/2018	$12.06	$0.70	$(0.77)	$(0.13)	$0.00	$(0.20)	$(0.68)	$0.00	$0.00	$(0.68)		$0.11

12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)		0.00

12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)		0.00

05/01/2015 - 12/31/2015(g)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(j)	0.00

04/31/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)		0.00

04/31/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)		0.00

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)(e)		ARPS Asset Coverage Per Share(b)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$12.36	$12.55	2.22%	$318,313	1.77%		1.77%		1.23%		1.23%		7.16%		$66,868	$267,440	24%

12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		68,475	N/A	12

12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	N/A	16

13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	N/A	15

13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	N/A	9

12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	N/A	15

$11.62	$13.31	7.57%	$723,713	1.93%		1.93%		1.13%		1.13%		6.94%		$74,285	$297,110	23%

12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		76,136	N/A	12

11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	N/A	12

12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	N/A	10

12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	N/A	10

11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	N/A	16

$10.49	$11.14	3.39%	$345,557	1.89%		1.89%		1.19%		1.19%		7.11%		$70,693	$282,740	25%

11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		73,007	N/A	14

10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	N/A	9

11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	N/A	2

10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	N/A	5

10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	N/A	15

$13.32	$16.15	(0.66)%	$250,306	2.10%		2.10%		1.23%		1.23%		6.80%		$66,725	$266,870	29%

14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		69,320	N/A	13

13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	N/A	15

14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	N/A	13

14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	N/A	11

13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	N/A	21

$8.29	$7.83	(19.01)%	$265,245	1.88%		1.88%		1.29%		1.29%		6.51%		$65,675	$262,670	37%

8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		67,590	N/A	14

8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	N/A	20

8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	N/A	10

8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	N/A	12

8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	N/A	14

$9.46	$9.53	(3.49)%	$210,974	2.13%		2.13%		1.25%		1.25%		6.70%		$67,188	$268,720	21%

9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		69,379	N/A	9

9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	N/A	15

10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	N/A	2

10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	N/A	24

10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	N/A	11

$11.29	$11.70	(2.90)%	$87,913	1.81%		1.81%		1.27%		1.27%		6.11%		$78,545	N/A	22%

12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		74,749	N/A	22

11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	N/A	10

12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	N/A	5

11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	N/A	1

11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	N/A	10

ANNUAL REPORT	DECEMBER 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to ARPS(b)			Less Distributions to Common Shareholders(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total		Increase Resulting from Tender of ARPS(b)

PIMCO New York Municipal Income Fund II

12/31/2018	$11.17	$0.71	$(0.73)	$(0.15)	$0.00	$(0.17)	$(0.57)	$0.00	$(0.04)	$(0.61)		$0.28

12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)		0.00

12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)		0.00

06/01/2015 - 12/31/2015(h)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(j)	0.00

05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)		0.00

05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)		0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
**	Variable Rate MuniFund Term Preferred Shares (“VMTP”). See Note 12, Variable Rate MuniFund Term Preferred Shares, in the Notes to the Financial Statements for more information.
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)	Auction Rate Preferred Shares (“ARPS”). See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(d)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(f)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, dividends paid to VMTP shareholders and the amortization of debt issuance costs of VMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Variable Rate MuniFund Term Preferred Shares in the Notes to Financial Statements for more information.

(g)	Fiscal year end changed from April 30th to December 31st.
(h)	Fiscal year end changed from May 31st to December 31st.
(i)	Fiscal year end changed from September 30th to December 31st.
(j)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)(e)		ARPS Asset Coverage Per Share(b)	VMTP Asset Coverage Per Share**	Portfolio Turnover Rate

$10.67	$10.47	(7.67)%	$119,014	2.15%		2.15%		1.40%		1.40%		6.64%		$62,655	$250,600	24%

11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		64,320	N/A	16

10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	N/A	20

11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	N/A	7

11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	N/A	7

10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	N/A	5

ANNUAL REPORT	DECEMBER 31, 2018	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities*	$589,458	$1,380,355	$641,533	$486,937
Cash	0	0	1	1
Interest and/or dividends receivable	7,664	16,222	7,774	6,899
Other assets	46	1,020	55	45
Total Assets	597,168	1,397,597	649,363	493,882

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$86,762	$298,694	$112,388	$91,729
Variable Rate MuniFund Term Preferred Shares, at liquidation value**	23,130	68,328	34,087	29,106
Payable for investments purchased	0	3,045	0	0
Distributions payable to common shareholders	1,537	4,048	1,835	1,446
Distributions payable to auction rate preferred shareholders	68	122	62	45
Accrued management fees	294	613	310	232
Other liabilities	364	759	424	393
Total Liabilities	112,155	375,609	149,106	122,951

Auction Rate Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$318,313	$723,713	$345,557	$250,306

Net Assets Applicable to Common Shareholders Consist of:

Par value^	$0	$1	$0	$0
Paid in capital in excess of par	286,423	651,991	313,665	226,580
Distributable earnings (accumulated loss)	31,890	71,721	31,892	23,726

Net Assets Applicable to Common Shareholders	$318,313	$723,713	$345,557	$250,306

Net Asset Value Per Common Share	$12.36	$11.62	$10.49	$13.32

Common Shares Outstanding	25,751	62,282	32,943	18,784

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$559,144	$1,322,995	$608,202	$470,414

* Includes repurchase agreements of:	$3,248	$36,462	$1,750	$229

** Includes unamortized debt issuance cost of:	$170	$372	$213	$193

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 per share)

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$496,094	$405,137	$151,743	$222,793
0	0	0	1
6,380	5,515	2,022	2,701
25	28	531	11
502,499	410,680	154,296	225,506

$72,613	$73,334	$24,755	$26,348
34,087	26,915	0	20,840
0	0	0	0
1,120	1,003	444	566
53	44	22	17
248	197	82	119
458	338	55	602
108,579	101,831	25,358	48,492

128,675	97,875	41,025	58,000

$265,245	$210,974	$87,913	$119,014

$0	$0	$0	$0
235,767	196,136	82,603	113,648
29,478	14,838	5,310	5,366

$265,245	$210,974	$87,913	$119,014

$8.29	$9.46	$11.29	$10.67

31,997	22,293	7,790	11,158

5	4	2	2

$470,449	$390,699	$147,348	$214,178

$3,336	$190	$742	$5,433

$213	$185	$0	$160

ANNUAL REPORT	DECEMBER 31, 2018	23

Statements of Operations

Year Ended December 31, 2018
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$28,650	$64,634	$31,677	$22,664
Total Income	28,650	64,634	31,677	22,664

Expenses:

Management fees	3,598	7,502	3,808	2,849
Trustee fees and related expenses	45	95	48	36
Interest expense	1,743	5,826	2,471	2,221
Auction agent fees and commissions	203	422	230	153
Auction rate preferred shares related expenses	109	236	134	119
Miscellaneous expense	3	19	17	10
Total Expenses	5,701	14,100	6,708	5,388

Net Investment Income (Loss)	22,949	50,534	24,969	17,276

Net Realized Gain (Loss):

Investments in securities	4,438	6,957	2,476	6,731

Net Realized Gain (Loss)	4,438	6,957	2,476	6,731

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(21,320)	(43,230)	(21,517)	(24,288)

Net Change in Unrealized Appreciation (Depreciation)	(21,320)	(43,230)	(21,517)	(24,288)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,067	$14,261	$5,928	$(281)

Distributions on Auction Rate Preferred Shares from Net Investment and/or Net Realized Capital Gains	$(4,241)	$(8,007)	$(4,132)	$(3,267)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,826	$6,254	$1,796	$(3,548)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$22,380	$18,835	$7,099	$10,518
22,380	18,835	7,099	10,518

3,030	2,416	1,038	1,459
37	30	12	18
1,564	1,883	484	893
220	125	45	101
132	110	44	91
18	1	3	17
5,001	4,565	1,626	2,579

17,379	14,270	5,473	7,939

3,696	3,287	(443)	(198)

3,696	3,287	(443)	(198)

(21,961)	(18,393)	(5,572)	(8,010)

(21,961)	(18,393)	(5,572)	(8,010)

$(886)	$(836)	$(542)	$(269)

$(3,525)	$(2,691)	$(1,045)	$(1,679)

$(4,411)	$(3,527)	$(1,587)	$(1,948)

ANNUAL REPORT	DECEMBER 31, 2018	25

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$22,949	$23,408	$50,534	$50,249
Net realized gain (loss)	4,438	(1,751)	6,957	751
Net change in unrealized appreciation (depreciation)	(21,320)	10,872	(43,230)	22,225

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	6,067	32,529	14,261	73,225

Distributions on auction rate preferred shares from net investment income and/or net realized capital gains*	(4,241)	(2,622)	(8,007)	(5,064)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	1,826	29,907	6,254	68,161

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains*	(18,413)	(18,916)	(48,454)	(48,197)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(18,413)	(18,916)	(48,454)	(48,197)

Auction Rate Preferred Share Transactions**:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	3,495	0	10,309	0

Common Share Transactions***:

Issued as reinvestment of distributions	882	1,059	4,267	3,860

Total increase (decrease) in net assets applicable to common shareholders	(12,210)	12,050	(27,624)	23,824

Net Assets Applicable to Common Shareholders:

Beginning of year	330,523	318,473	751,337	727,513
End of year	$318,313	$330,523	$723,713	$751,337

*** Common Share Transactions:

Shares issued as reinvestment of distributions	71	80	347	314

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 2, New Accounting Pronouncements, in the Notes to Financials Statements for more information.
**	See Note 12, Auction Rate Preferred Shares, in the Notes to Financials Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

$24,969	$25,374	$17,276	$18,076	$17,379	$19,045	$14,270	$14,805
2,476	8,779	6,731	1,030	3,696	3,228	3,287	2,790
(21,517)	3,381	(24,288)	7,068	(21,961)	7,655	(18,393)	4,888

5,928	37,534	(281)	26,174	(886)	29,928	(836)	22,483

(4,132)	(2,608)	(3,267)	(2,067)	(3,525)	(2,249)	(2,691)	(1,727)

1,796	34,926	(3,548)	24,107	(4,411)	27,679	(3,527)	20,756

(25,618)	(22,157)	(17,335)	(17,290)	(13,435)	(17,701)	(12,026)	(13,997)
0	0	0	0	0	(434)	0	0

(25,618)	(22,157)	(17,335)	(17,290)	(13,435)	(18,135)	(12,026)	(13,997)

5,145	0	4,406	0	5,149	0	4,069	0

1,171	871	764	726	155	598	491	562

(17,506)	13,640	(15,713)	7,543	(12,542)	10,142	(10,993)	7,321

363,063	349,423	266,019	258,476	277,787	267,645	221,967	214,646
$345,557	$363,063	$250,306	$266,019	$265,245	$277,787	$210,974	$221,967

109	78	51	45	18	63	50	52

ANNUAL REPORT	DECEMBER 31, 2018	27

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II

(Amounts in thousands†)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,473	$5,321	$7,939	$8,009
Net realized gain (loss)	(443)	3,276	(198)	2,001
Net change in unrealized appreciation (depreciation)	(5,572)	749	(8,010)	3,059

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(542)	9,346	(269)	13,069

Distributions on auction rate preferred shares from net investment income and/or net realized capital gains*	(1,045)	(651)	(1,679)	(1,088)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,587)	8,695	(1,948)	11,981

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains*	(5,318)	(5,298)	(6,284)	(6,662)
Tax basis return of capital	0	0	(495)	(271)

Total Distributions to Common Shareholders(a)	(5,318)	(5,298)	(6,779)	(6,933)

Auction Rate Preferred Share Transactions**:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	896	0	3,150	0

Common Share Transactions***:

Issued as reinvestment of distributions	358	342	296	430

Total increase (decrease) in net assets applicable to common shareholders	(5,651)	3,739	(5,281)	5,478

Net Assets Applicable to Common Shareholders:

Beginning of year	93,564	89,825	124,295	118,817
End of year	$87,913	$93,564	$119,014	$124,295

*** Common Share Transactions:

Shares issued as reinvestment of distributions	31	28	28	37

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 2, New Accounting Pronouncements, in the Notes to Financials Statements for more information.
**	See Note 12, Auction Rate Preferred Shares, in the Notes to Financials Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Year Ended December 31, 2018
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$6,067	$14,261	$5,928	$(281)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(196,975)	(481,012)	(252,070)	(175,011)
Proceeds from sales of long-term securities	154,838	340,974	200,982	169,345
(Purchases) Proceeds from sales of short-term portfolio investments, net	752	(36,462)	(1,750)	71
(Increase) decrease in receivable for investments sold	15	590	2,100	0
(Increase) decrease in interest and/or dividends receivable	(349)	(1,642)	(285)	180
(Increase) decrease in other assets	42	(953)	(9)	(8)
Increase (decrease) in payable for investments purchased	0	3,045	(2,100)	0
Increase (decrease) in accrued management fees	(27)	(58)	(31)	(24)
Increase (decrease) in other liabilities	222	380	264	162
Net Realized (Gain) Loss
Investments in securities	(4,438)	(6,957)	(2,476)	(6,731)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	21,320	43,230	21,517	24,288
Net amortization (accretion) on investments	(976)	(333)	(746)	766
Amortization of debt issuance cost	15	33	19	18

Net Cash Provided by (Used for) Operating Activities	(19,494)	(124,904)	(28,657)	12,775

Cash Flows Received from (Used for) Financing Activities:

Payments resulting from tender of Auction Rate Preferred Shares	(19,805)	(58,416)	(29,155)	(24,969)
Cash distributions paid to common shareholders*	(17,526)	(44,165)	(24,442)	(16,568)
Cash distributions paid to auction rate preferred shareholders	(4,239)	(8,013)	(4,136)	(3,278)
Proceeds from tender option bond transactions	77,092	298,225	135,735	48,307
Payments on tender option bond transactions	(39,688)	(132,909)	(83,498)	(46,211)
Proceeds on Variable Rate MuniFund Term Preferred Shares, net of offering costs	23,115	68,295	34,068	29,089

Net Cash Received from (Used for) Financing Activities	18,949	123,017	28,572	(13,630)

Net Increase (Decrease) in Cash and Foreign Currency	(545)	(1,887)	(85)	(855)

Cash and Foreign Currency:

Beginning of year	545	1,887	86	856
End of year	$0	$0	$1	$1

* Reinvestment of distributions to common shareholders	$882	$4,267	$1,171	$764

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$1,457	$4,607	$2,083	$2,088

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	DECEMBER 31, 2018	29

Statements of Cash Flows (Cont.)

Year Ended December 31, 2018
(Amounts in thousands†)	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(886)	$(836)	$(542)	$(269)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(223,850)	(119,013)	(43,045)	(63,752)
Proceeds from sales of long-term securities	191,736	114,638	42,568	63,922
(Purchases) Proceeds from sales of short-term portfolio investments, net	(3,336)	410	(741)	(3,932)
(Increase) decrease in receivable for investments sold	0	0	0	0
(Increase) decrease in interest and/or dividends receivable	(275)	123	59	6
(Increase) decrease in other assets	(4)	0	221	4
Increase (decrease) in payable for investments purchased	0	0	0	0
Increase (decrease) in accrued management fees	(23)	(20)	(13)	(11)
Increase (decrease) in other liabilities	356	144	19	193
Net Realized (Gain) Loss
Investments in securities	(3,696)	(3,287)	443	198
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	21,961	18,393	5,572	8,010
Net amortization (accretion) on investments	454	729	373	377
Amortization of debt issuance cost	19	16	0	15

Net Cash Provided by (Used for) Operating Activities	(17,544)	11,297	4,914	4,761

Cash Flows Received from (Used for) Financing Activities:

Payments resulting from tender of Auction Rate Preferred Shares	(29,176)	(23,056)	(5,079)	(17,850)
Cash distributions paid to common shareholders*	(13,673)	(11,533)	(4,958)	(6,481)
Cash distributions paid to auction rate preferred shareholders	(3,529)	(2,687)	(1,042)	(1,690)
Proceeds from tender option bond transactions	82,710	37,463	25,779	24,015
Payments on tender option bond transactions	(55,069)	(40,039)	(19,923)	(26,475)
Proceeds on Variable Rate MuniFund Term Preferred Shares, net of offering costs	34,068	26,899	0	20,825

Net Cash Received from (Used for) Financing Activities	15,331	(12,953)	(5,223)	(7,656)

Net Increase (Decrease) in Cash and Foreign Currency	(2,213)	(1,656)	(309)	(2,895)

Cash and Foreign Currency:

Beginning of year	2,213	1,656	309	2,896
End of year	$0	$0	$0	$1

* Reinvestment of distributions to common shareholders	$155	$491	$358	$296

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$1,308	$1,768	$432	$833

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund

December 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.2%

MUNICIPAL BONDS & NOTES 184.2%

ALABAMA 6.5%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,466
5.000% due 09/01/2036 (d)	3,000	3,452

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	15,000	13,052
6.500% due 10/01/2053	750	879

		20,849

ALASKA 1.1%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	45

Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,371

		3,416

ARIZONA 2.3%

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,542

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	784

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,000

		7,326

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,759

CALIFORNIA 19.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,045
5.000% due 10/01/2042	3,255	3,447

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,465

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,276

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
6.125% due 06/01/2038	1,000	983

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,044

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,605

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,140	1,265

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,233

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,002
5.500% due 03/01/2040	500	519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	$2,310	$2,377
6.750% due 02/01/2038	8,485	8,737

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,086

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	300	324

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,038

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,716

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,444

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	511

Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,087

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,738

Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,397

		63,339

COLORADO 5.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,554

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048 (d)	10,000	10,093

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,038

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	467

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	679

Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	418

University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,522

		15,771

CONNECTICUT 2.5%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,245

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,649

		7,894

DISTRICT OF COLUMBIA 1.4%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.545% due 08/01/2037	2,000	2,000

District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,524

		4,524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 2.6%

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	$155	$161

Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,254

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,021
4.000% due 07/01/2046	1,000	1,020

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	2,000	2,213

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,506

		8,175

GEORGIA 4.5%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,091

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	1,969

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,200

		14,260

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,533

ILLINOIS 14.3%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,003

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,339

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,852

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,506

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,139
5.500% due 01/01/2034	2,300	2,435

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,321

Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	400	408

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,048

Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	716

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	2,500	2,658

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,005

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,527

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	1,967

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	490

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	31

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	$3,500	$3,957

		45,371

INDIANA 1.0%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,003

Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,000

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,234

		3,237

IOWA 0.9%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,794	2,946

		2,953

KANSAS 1.4%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,034

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	779	175

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	3,085	3,147

		4,356

KENTUCKY 0.3%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,062

LOUISIANA 3.6%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,102

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	801
6.500% due 11/01/2035	400	427

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,211

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	4,045

		11,586

MARYLAND 0.7%

Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,583

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	704

		2,287

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 4.4%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	$4,000	$4,171

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,029

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	807

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	103	19

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,352
5.000% due 01/01/2047	1,000	1,070

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	2,500	2,900

Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,519

		13,867

MICHIGAN 4.4%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,060
5.000% due 12/01/2031 (d)	1,200	1,385
5.000% due 12/01/2046 (d)	2,400	2,664

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,010

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,487

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	393

		13,999

MINNESOTA 1.0%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,539

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,529

		3,068

MISSOURI 1.0%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	3,056

Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	91

		3,147

NEBRASKA 0.9%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,400	2,729

NEVADA 1.6%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	$10,500	$832

		5,105

NEW JERSEY 11.7%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,632

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,032

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	550

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,224

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	787

New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,000

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	272

Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.250% due 06/01/2046	2,000	2,135

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,132
5.000% due 06/01/2046	7,500	7,616

		37,380

NEW MEXICO 2.4%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,046

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,520

		7,566

NEW YORK 28.1%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,460

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,273

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	193
6.700% due 01/01/2049	3,150	3,263

New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,247

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,000	4,105

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,038

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	1,750	2,035
5.000% due 04/01/2045 (d)	4,800	5,462

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,844

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	$10,000	$12,146

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,041
5.000% due 11/15/2044	10,000	10,639

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,027

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,693

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	3,000	3,077

		89,543

OHIO 10.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,022

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	892
5.875% due 06/01/2047	11,600	11,035
6.500% due 06/01/2047	9,280	9,279

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	4,000	4,050

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,060

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,362

		32,700

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,645

OREGON 0.8%

Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,039

Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	607

		2,646

PENNSYLVANIA 7.3%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,492

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,069

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,129

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	362
6.000% due 07/01/2043	500	530

Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,060

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	4,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	$5,000	$5,345
5.625% due 07/01/2042	1,000	1,062

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	500

		23,291

PUERTO RICO 1.0%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,000	3,249

RHODE ISLAND 0.7%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,252
5.000% due 06/01/2050	1,000	1,003

		2,255

SOUTH CAROLINA 2.7%

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,311

South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,248
5.500% due 12/01/2053	1,100	1,172

		8,731

TENNESSEE 4.3%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,424

Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,598
5.250% due 09/01/2024	5,000	5,593

		13,615

TEXAS 15.8%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,012

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,223

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	5,907

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	314
4.000% due 08/15/2035 (d)	800	833
4.000% due 08/15/2036 (d)	600	621
4.000% due 08/15/2037 (d)	900	927
4.000% due 08/15/2040 (d)	900	918

North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,007

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,885
5.500% due 09/01/2041	600	655

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,519
5.000% due 01/01/2048	2,250	2,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	$250	$269

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	6,450

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	545

Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
6.420% due 08/01/2039 (e)	1,000	1,034

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,930

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,040	6,908

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	3,200	3,260

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	4,000	4,183

Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,024

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	545

		50,449

U.S. VIRGIN ISLANDS 1.0%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	2,000	2,018

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	1,010

		3,028

UTAH 3.8%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,055

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,091

		12,146

VIRGINIA 1.6%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,014

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,850	3,996

		5,010

WASHINGTON 4.3%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	3,600	3,724

Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
8.530% due 02/01/2034 (e)	6,670	6,718

Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	718

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	252

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	33

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	$2,000	$2,215

		13,627

WEST VIRGINIA 1.5%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,019

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,548

West Virginia State General Obligation Bonds, Series 2018
5.000% due 06/01/2041	2,000	2,294

		4,861

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 3.7%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$2,500	$2,934

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,094
7.000% due 07/01/2048	750	794

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	503

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,507

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,023

		11,855

Total Municipal Bonds & Notes (Cost $555,896)		586,210

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (g) 1.0%
$3,248

Total Short-Term Instruments (Cost $3,248)	3,248

Total Investments in Securities (Cost $559,144)	589,458

Total Investments 185.2% (Cost $559,144)	$589,458

Auction Rate Preferred Shares (52.4)%	(166,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.3)%	(23,130)

Other Assets and Liabilities, net (25.5)%	(81,315)

Net Assets Applicable to Common Shareholders 100.0%	$318,313

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$ 4	$19	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$3,248	U.S. Treasury Notes 2.875% due 09/30/2023	$(3,318)	$3,248	$3,248

Total Repurchase Agreements						$(3,318)	$3,248	$3,248

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,248	$0	$0	$3,248	$(3,318)	$(70)

Total Borrowings and Other Financing Transactions	$3,248	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$20,849	$0	$20,849
Alaska	0	3,416	0	3,416
Arizona	0	7,326	0	7,326
Arkansas	0	2,759	0	2,759
California	0	63,339	0	63,339
Colorado	0	15,771	0	15,771
Connecticut	0	7,894	0	7,894
District of Columbia	0	4,524	0	4,524
Florida	0	8,175	0	8,175
Georgia	0	14,260	0	14,260
Hawaii	0	1,533	0	1,533
Illinois	0	45,371	0	45,371
Indiana	0	3,237	0	3,237
Iowa	0	2,953	0	2,953
Kansas	0	4,356	0	4,356
Kentucky	0	1,062	0	1,062
Louisiana	0	11,586	0	11,586
Maryland	0	2,287	0	2,287
Massachusetts	0	13,867	0	13,867
Michigan	0	13,999	0	13,999
Minnesota	0	3,068	0	3,068
Missouri	0	3,147	0	3,147

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Nebraska	$0	$2,729	$0	$2,729
Nevada	0	5,105	0	5,105
New Jersey	0	37,380	0	37,380
New Mexico	0	7,566	0	7,566
New York	0	89,543	0	89,543
Ohio	0	32,700	0	32,700
Oklahoma	0	1,645	0	1,645
Oregon	0	2,646	0	2,646
Pennsylvania	0	23,291	0	23,291
Puerto Rico	0	3,249	0	3,249
Rhode Island	0	2,255	0	2,255
South Carolina	0	8,731	0	8,731
Tennessee	0	13,615	0	13,615
Texas	0	50,449	0	50,449
U.S. Virgin Islands	0	3,028	0	3,028
Utah	0	12,146	0	12,146
Virginia	0	5,010	0	5,010
Washington	0	13,627	0	13,627
West Virginia	0	4,861	0	4,861
Wisconsin	0	11,855	0	11,855
Short-Term Instruments
Repurchase Agreements	0	3,248	0	3,248

Total Investments	$0	$589,458	$0	$589,458

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	35

Schedule of Investments PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 190.7%

MUNICIPAL BONDS & NOTES 185.7%

ALABAMA 7.7%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,086
5.000% due 09/01/2036 (d)	7,000	8,055

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,144

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	16,098
6.500% due 10/01/2053	18,000	21,095

		55,478

ARIZONA 8.0%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,567

Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,894
5.250% due 07/01/2041	3,700	4,004

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,000

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,425
5.000% due 12/01/2037	22,400	25,674

		57,564

CALIFORNIA 16.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,355

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,733

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,184

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,543
6.461% due 11/15/2036 (e)	5,000	5,613

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,210

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	13,824

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,355	2,613

California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	9,596

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,264
5.500% due 03/01/2040	5,750	5,968

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,032
6.750% due 02/01/2038	17,415	17,932

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	$1,000	$1,086
6.000% due 08/15/2042	5,690	6,083

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	340	367

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,364

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,278

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,361

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	510

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,584

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (d)	10,375	10,768

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,946

		122,251

COLORADO 2.8%

Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,021

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,071

Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,199

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,325

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,038

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,943

		20,597

CONNECTICUT 0.3%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,049

Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,342

		2,391

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.545% due 08/01/2037	4,000	4,000

FLORIDA 4.8%

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,013

Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	615

Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,032

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	$175	$182

Florida State General Obligation Bonds, Series 2018
4.000% due 07/01/2040 (d)	10,155	10,654

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,088

Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,463

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	3,590	3,973

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,358

		34,378

GEORGIA 5.6%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,542

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,246

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	7,244

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	7,000	7,634

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,220

		40,886

ILLINOIS 19.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,008

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,563
5.500% due 01/01/2042	1,250	1,305

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,024
5.500% due 01/01/2034	5,200	5,504

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,321

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,352	1,354
6.750% due 12/01/2032	5,262	5,289

Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	1,430	1,444
7.000% due 01/01/2028	2,900	2,929

Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(a)	250	60

Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	700	714

Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,108

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	6,000	6,097

Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	2,800	1,603

Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,288

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	$2,500	$2,657

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,181
5.000% due 05/01/2041	1,500	1,547

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	15,000	16,129

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	13,831

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	10,000	3,027

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	5,000	981

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	8,000	9,044

		141,261

INDIANA 0.3%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,003

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,130	1,234

		2,237

IOWA 1.5%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	757	798

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,353

		11,153

KANSAS 0.8%

Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	517

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	5,500	5,609

		6,126

KENTUCKY 0.1%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,062

LOUISIANA 2.4%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	7,178

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	801
6.000% due 10/01/2044	1,000	1,070
6.500% due 11/01/2035	450	480

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,212

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,356

		17,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 1.7%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	$8,000	$8,298

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,518

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,527

		12,343

MASSACHUSETTS 6.1%

Commonwealth of Massachusettes General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	9,000	9,384

Commonwealth of Massachusetts General Obligation Bonds, Series 2017
5.000% due 11/01/2037	2,625	3,030

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,076
7.625% due 10/15/2037	535	557

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,318
5.000% due 01/01/2047	2,500	2,675

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	7,500	8,701

Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	2,936

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	10,000	10,138

		43,815

MICHIGAN 3.7%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,026
5.000% due 12/01/2031 (d)	2,600	3,000
5.000% due 12/01/2046 (d)	5,100	5,661

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	760	562

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,020

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	655

		26,924

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	3,847

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	408

		4,255

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.5%

Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	145	146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	$10,000	$10,684

		10,830

NEBRASKA 1.6%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	11,350	11,471

		11,471

NEVADA 1.6%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	9,665

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	24,000	1,902

		11,567

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,063

NEW JERSEY 6.5%

Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	903

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	141	5

New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,114

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,264

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	2,395	2,498

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,651

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,448

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,310

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,617

New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,000

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,097

Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.250% due 06/01/2046	4,200	4,484

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	19,500	19,806

		47,197

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,093

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 26.7%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	$33,500	$35,575

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,233

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	10,000	10,085

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	51
6.700% due 01/01/2049	825	855

New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	20,000	20,548

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	7,000	7,184

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,026

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	3,500	4,070

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	15,000	16,914

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	7,901

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,028
5.625% due 07/15/2047	2,500	2,585
6.375% due 07/15/2049	1,250	1,296

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,721
5.750% due 11/15/2051	44,000	48,225

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,367

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,846

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	8,205

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2040	5,000	5,768

		193,483

NORTH DAKOTA 0.5%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,718

OHIO 14.7%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	5,735	5,356
5.875% due 06/01/2047	29,400	27,967
6.250% due 06/01/2037	15,000	14,924
6.500% due 06/01/2047	19,400	19,399

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	20,580	20,836

Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	$3,000	$3,000

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,725

		106,417

OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,194

OREGON 0.3%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,020

Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,168

		2,188

PENNSYLVANIA 5.5%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	7,952

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	513

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	8,930

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	414
6.000% due 07/01/2043	850	900

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,694

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,069
5.625% due 07/01/2042	7,000	7,436

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	500

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,035

		39,443

PUERTO RICO 1.1%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	7,000	7,581

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	600	633

		8,214

RHODE ISLAND 4.2%

Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (d)	12,000	12,180

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	18,499

		30,679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 1.6%

Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	$1,000	$1,026

South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	10,658

		11,684

TENNESSEE 2.7%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	1,895
5.125% due 12/01/2042	5,000	4,849

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,791

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,060

Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,258
5.000% due 02/01/2027	6,000	6,718

		19,571

TEXAS 20.7%

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,771

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,548

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	22,555

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	7,500	8,464

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,834
5.500% due 10/01/2039	12,700	12,971

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	10,000	10,102

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	732
4.000% due 08/15/2035 (d)	1,400	1,457
4.000% due 08/15/2036 (d)	1,330	1,376
4.000% due 08/15/2037 (d)	1,620	1,669
4.000% due 08/15/2040 (d)	1,800	1,837

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,033
5.500% due 09/01/2041	1,300	1,420

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,636
5.000% due 01/01/2048	3,500	3,858

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,105

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (d)	10,000	10,092

San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	269

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	13,706

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	$1,000	$1,089

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	18,015	20,602

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	6,800	6,928

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	10,000	10,458

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,089

		149,601

U.S. VIRGIN ISLANDS 1.0%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	2,485	2,516

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	4,500	4,555

		7,071

UTAH 0.4%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,068

		3,068

VIRGINIA 2.9%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,014

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	36
6.000% due 06/01/2043	1,261	1,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	$10,000	$10,404

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	8,200	8,511

		21,136

WASHINGTON 2.2%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2041 (d)	7,735	8,001

Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,333

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,009

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	4,750	5,261

		15,604

WEST VIRGINIA 1.5%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,037

West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,101

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,064

West Virginia State General Obligation Bonds, Series 2018
5.000% due 06/01/2041	3,845	4,410

		10,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 4.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$4,500	$5,282

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	4,125
7.000% due 07/01/2048	1,000	1,058

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,006

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046 (d)	15,585	15,624

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	3,000	3,035

		30,130

Total Municipal Bonds & Notes (Cost $1,286,533)		1,343,893

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS (f) 5.0%
		36,462

Total Short-Term Instruments (Cost $36,462)		36,462

Total Investments in Securities (Cost $1,322,995)		1,380,355

Total Investments 190.7% (Cost $1,322,995)		$1,380,355

Auction Rate Preferred Shares (41.2)%		(298,275)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.4)%		(68,328)

Other Assets and Liabilities, net (40.1)%		(290,039)

Net Assets Applicable to Common Shareholders 100.0%		$723,713

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$36,462	U.S. Treasury Notes 2.875% due 09/30/2023	$(37,195)	$36,462	$36,464

Total Repurchase Agreements						$(37,195)	$36,462	$36,464

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	39

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$36,464	$0	$0	$36,464	$(37,195)	$(731)

Total Borrowings and Other Financing Transactions	$36,464	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$55,478	$0	$55,478
Arizona	0	57,564	0	57,564
California	0	122,251	0	122,251
Colorado	0	20,597	0	20,597
Connecticut	0	2,391	0	2,391
District of Columbia	0	4,000	0	4,000
Florida	0	34,378	0	34,378
Georgia	0	40,886	0	40,886
Illinois	0	141,261	0	141,261
Indiana	0	2,237	0	2,237
Iowa	0	11,153	0	11,153
Kansas	0	6,126	0	6,126
Kentucky	0	1,062	0	1,062
Louisiana	0	17,097	0	17,097
Maryland	0	12,343	0	12,343
Massachusetts	0	43,815	0	43,815
Michigan	0	26,924	0	26,924
Minnesota	0	4,255	0	4,255
Mississippi	0	41	0	41
Missouri	0	10,830	0	10,830
Nebraska	0	11,471	0	11,471
Nevada	0	11,567	0	11,567

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
New Hampshire	$0	$2,063	$0	$2,063
New Jersey	0	47,197	0	47,197
New Mexico	0	2,093	0	2,093
New York	0	193,483	0	193,483
North Dakota	0	3,718	0	3,718
Ohio	0	106,417	0	106,417
Oklahoma	0	2,194	0	2,194
Oregon	0	2,188	0	2,188
Pennsylvania	0	39,443	0	39,443
Puerto Rico	0	8,214	0	8,214
Rhode Island	0	30,679	0	30,679
South Carolina	0	11,684	0	11,684
Tennessee	0	19,571	0	19,571
Texas	0	149,601	0	149,601
U.S. Virgin Islands	0	7,071	0	7,071
Utah	0	3,068	0	3,068
Virginia	0	21,136	0	21,136
Washington	0	15,604	0	15,604
West Virginia	0	10,612	0	10,612
Wisconsin	0	30,130	0	30,130
Short-Term Instruments
Repurchase Agreements	0	36,462	0	36,462

Total Investments	$0	$1,380,355	$0	$1,380,355

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund III

December 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.7%

MUNICIPAL BONDS & NOTES 185.2%

ALABAMA 7.8%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$509

Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,072

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	19,000	16,532
6.500% due 10/01/2053	7,500	8,790

		26,903

ARIZONA 5.5%

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	784

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,000

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	13,295

		19,079

CALIFORNIA 19.6%

Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,589
5.000% due 10/01/2042	3,260	3,453

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,758

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,555

California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,605

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,166

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,180	1,309

California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,524
6.000% due 04/01/2038	5,000	5,051

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,369
5.500% due 03/01/2040	3,200	3,321

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,655
6.750% due 02/01/2038	9,200	9,473

California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,030

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,258

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,702

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	767

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	$1,250	$1,302

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,738

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,200

		67,825

COLORADO 1.8%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,554

Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,051

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,279

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	679

Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	505

		6,068

CONNECTICUT 0.4%

Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,342

DISTRICT OF COLUMBIA 0.7%

District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002
6.545% due 08/01/2037	2,500	2,500

FLORIDA 5.9%

Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	513

Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,254

Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	182

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
6.461% due 10/01/2039 (e)	5,000	5,476

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	4,049

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,021

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	2,000	2,213

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	3,780

		20,488

GEORGIA 4.9%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,600	3,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	$3,000	$3,272

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,231

		16,980

HAWAII 0.5%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,581

ILLINOIS 15.2%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,004

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,500	3,896

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	423
5.500% due 01/01/2042	1,000	1,044

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,672
5.500% due 01/01/2034	2,665	2,821

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,344

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,031

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,750

Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^(a)	1,000	240
6.000% due 03/01/2037 ^(a)	625	150

Illinois Finance Authority Revenue Bonds, Series 2009
7.125% due 11/15/2037	400	408

Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,045

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,048

Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	716

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,005
5.000% due 05/01/2041	1,500	1,547

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,527

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	1,967

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	490

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,900	4,409

		52,537

INDIANA 1.3%

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	2,500	2,506

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,660	1,813

		4,319

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	41

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.1%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	$76	$1
5.400% due 11/15/2046 ^	397	419

		420

KANSAS 0.6%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	2,000	2,040

		2,040

KENTUCKY 1.5%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,125

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2046	3,000	3,169

		5,294

LOUISIANA 4.0%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,102

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,602
6.000% due 10/01/2044	1,000	1,070
6.500% due 11/01/2035	400	427

Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,212

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,314

		13,727

MARYLAND 1.9%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	3,600	3,734

Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,055

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	759

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,098

		6,646

MASSACHUSETTS 9.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2037 (d)	4,000	4,171

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,029

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	275	287

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
5.500% due 11/15/2056 (b)(f)	140	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	$2,500	$2,557
5.000% due 01/01/2047	1,000	1,070

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	3,185	3,210

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	3,000	3,480

Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,620

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	15,745	15,962

		33,411

MICHIGAN 3.8%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,061
4.000% due 12/01/2040 (d)	500	502
5.000% due 12/01/2031 (d)	1,200	1,385
5.000% due 12/01/2046 (d)	2,500	2,775

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,010

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	327

		13,060

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	1,795

MISSOURI 0.2%

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	210	182

Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	502

		684

NEBRASKA 3.4%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	5,500	6,254

Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (d)	5,500	5,558

		11,812

NEVADA 1.6%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,545	4,623

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	11,000	872

		5,495

NEW HAMPSHIRE 0.6%

New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 7.9%

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	$5,000	$5,264

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,154

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,224

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	1,678

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	977

Tobacco Settlement Financing Corp, New Jersey Revenue Bonds, Series 2018
5.250% due 06/01/2046	2,000	2,135

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,359
5.000% due 06/01/2046	8,500	8,626

		27,417

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,046

NEW YORK 23.4%

Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	10,259

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,394

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,273

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042 (d)	5,500	5,547

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	53
6.700% due 01/01/2049	863	894

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	10,552

New York City Transitional Finance Authority Future Tax Secured Revenue, New York Revenue Bonds, Series 2018
4.000% due 05/01/2043 (d)	9,000	9,247

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	2,000	2,053

New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	1,750	2,035

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (d)	7,500	8,457

New York Liberty Development Corp., Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,178

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,702

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,027

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	$1,000	$1,026

New York State Urban Development Corp., Revenue Bonds, Series 2017
4.000% due 03/15/2046 (d)	7,000	7,144

		80,841

NORTH CAROLINA 2.6%

New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,432

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,529

		8,961

OHIO 18.0%

Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	521

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,021

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	892
5.875% due 06/01/2047	8,400	7,991
6.250% due 06/01/2037	5,000	4,975
6.500% due 06/01/2047	30,350	30,348

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	9,310	9,426

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,591

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,362

		62,127

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,600	1,755

PENNSYLVANIA 6.0%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,020

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	6,998

Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,017

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	103

Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,090

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,347

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	750	834

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,747

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	$500	$500

		20,656

PUERTO RICO 1.1%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,500	3,791

SOUTH CAROLINA 2.6%

Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,026

South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	840

South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,249
5.500% due 12/01/2053	1,750	1,865

		8,980

TENNESSEE 1.4%

Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,425

Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,279

Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,060

		4,764

TEXAS 16.3%

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,547

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,012

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,325

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,833

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	4,000	4,514

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	5,000	5,051

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	314
4.000% due 08/15/2035 (d)	800	833
4.000% due 08/15/2036 (d)	600	621
4.000% due 08/15/2037 (d)	900	927
4.000% due 08/15/2040 (d)	900	918

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,147
5.500% due 09/01/2041	600	655

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,519
5.000% due 01/01/2048	2,250	2,480

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
6.420% due 08/01/2039 (e)	$6,500	$6,721

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	176

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	8,925	10,207

Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (d)	5,000	5,229

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,217

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	545

		56,336

U.S. VIRGIN ISLANDS 1.0%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	1,352
6.750% due 10/01/2037	1,165	1,179

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	1,010

		3,541

UTAH 0.9%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,068

		3,068

VIRGINIA 3.2%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,014

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	17
6.000% due 06/01/2043	615	571

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	5,000	5,202

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,152

		10,956

WASHINGTON 2.6%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	4,082

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,009

Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	534

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,250	2,492

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	839

		8,956

WEST VIRGINIA 1.4%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,019

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	43

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	$1,500	$1,548

West Virginia State General Obligation Bonds, Series 2018
5.000% due 06/01/2041	2,000	2,294

		4,861

WISCONSIN 4.5%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,934

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,578
7.000% due 07/01/2048	750	794

University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,771

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	$1,000	$1,006

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,048

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,504

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,023

		15,658

Total Municipal Bonds & Notes (Cost $606,452)		639,783

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (g) 0.5%
$1,750

Total Short-Term Instruments (Cost $1,750)	1,750

Total Investments in Securities (Cost $608,202)	641,533

Total Investments 185.7% (Cost $608,202)	$641,533

Auction Rate Preferred Shares (44.8)%	(154,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.9)%	(34,087)

Other Assets and Liabilities, net (31.0)%	(107,189)

Net Assets Applicable to Common Shareholders 100.0%	$345,557

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$ 5	$25	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$1,750	U.S. Treasury Notes 2.875% due 09/30/2023	$(1,787)	$1,750	$1,750

Total Repurchase Agreements						$(1,787)	$1,750	$1,750

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,750	$0	$0	$1,750	$(1,787)	$(37)

Total Borrowings and Other Financing Transactions	$1,750	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$26,903	$0	$26,903
Arizona	0	19,079	0	19,079
California	0	67,825	0	67,825
Colorado	0	6,068	0	6,068
Connecticut	0	1,342	0	1,342
District of Columbia	0	2,500	0	2,500
Florida	0	20,488	0	20,488
Georgia	0	16,980	0	16,980
Hawaii	0	1,581	0	1,581
Illinois	0	52,537	0	52,537
Indiana	0	4,319	0	4,319
Iowa	0	420	0	420
Kansas	0	2,040	0	2,040
Kentucky	0	5,294	0	5,294
Louisiana	0	13,727	0	13,727
Maryland	0	6,646	0	6,646
Massachusetts	0	33,411	0	33,411
Michigan	0	13,060	0	13,060
Minnesota	0	1,795	0	1,795
Missouri	0	684	0	684
Nebraska	0	11,812	0	11,812

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Nevada	$0	$5,495	$0	$5,495
New Hampshire	0	2,063	0	2,063
New Jersey	0	27,417	0	27,417
New Mexico	0	1,046	0	1,046
New York	0	80,841	0	80,841
North Carolina	0	8,961	0	8,961
Ohio	0	62,127	0	62,127
Oklahoma	0	1,755	0	1,755
Pennsylvania	0	20,656	0	20,656
Puerto Rico	0	3,791	0	3,791
South Carolina	0	8,980	0	8,980
Tennessee	0	4,764	0	4,764
Texas	0	56,336	0	56,336
U.S. Virgin Islands	0	3,541	0	3,541
Utah	0	3,068	0	3,068
Virginia	0	10,956	0	10,956
Washington	0	8,956	0	8,956
West Virginia	0	4,861	0	4,861
Wisconsin	0	15,658	0	15,658
Short-Term Instruments
Repurchase Agreements	0	1,750	0	1,750

Total Investments	$0	$641,533	$0	$641,533

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	45

Schedule of Investments PIMCO California Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 194.5%

MUNICIPAL BONDS & NOTES 194.4%

CALIFORNIA 189.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	$1,750	$1,959

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,001
6.125% due 06/01/2038	1,000	983

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	12,000	1,788
5.600% due 06/01/2036	1,500	1,501

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	7,000	590

California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	10,200	10,200

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	892

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	1,000	1,136

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,560

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,055
6.000% due 07/01/2039	4,000	4,088
6.500% due 11/01/2038	1,000	1,042

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,491
6.461% due 11/15/2036 (c)	1,000	1,123

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,068
6.000% due 08/15/2042	2,800	2,996

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,868

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,800

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,434

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	8,500	8,719
5.000% due 11/15/2046 (b)	5,000	5,530
5.000% due 08/15/2055	6,000	6,572

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,923

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	850	943

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	549

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,094
5.250% due 08/01/2040	1,250	1,319

California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,975	1,998

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,140	5,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	$2,000	$2,021
6.000% due 11/01/2039	2,000	2,065

California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,529
5.500% due 03/01/2040	1,500	1,557

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,701

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	2,835

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,430

California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,017
5.750% due 10/01/2030	2,000	2,063
6.000% due 11/01/2034	2,000	2,073

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,630

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	8,934

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,017
4.000% due 07/01/2043	350	355
4.000% due 07/01/2047	1,750	1,767

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	1,924
6.750% due 02/01/2038	6,875	7,079

California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,409
6.250% due 10/01/2039	1,000	1,030
7.500% due 06/01/2042	955	978

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,138

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,279
5.125% due 05/15/2031	4,000	4,236
5.375% due 05/15/2038	4,500	4,790

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	226
5.000% due 12/01/2036	1,400	1,474
5.000% due 12/01/2046	5,700	5,907

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	993
4.000% due 12/01/2057	2,000	1,977
5.500% due 12/01/2058	1,775	1,904

California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	80	81
6.000% due 05/01/2037	3,000	3,019

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,500	5,676

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,063

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,906

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,038

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,500	3,649

Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	$860	$836

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	1,740	1,749

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,210
5.000% due 06/01/2047	13,500	13,017
5.250% due 06/01/2047	3,500	3,492

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,750	2,820

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,070

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,530

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,667

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,062

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	6,000	6,782

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	4,000	4,132

Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	10,625

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	516

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,204
5.500% due 11/15/2030	415	507

Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (b)	5,500	5,685

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,209

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	3,500	3,608

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,541

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (b)	3,000	3,000
5.375% due 07/01/2038 (b)	7,000	7,000

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,471
5.000% due 07/01/2043	5,000	5,438

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,205

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (b)	10,000	10,155
5.000% due 01/01/2034 (b)	8,500	8,628
5.300% due 01/01/2034	250	254

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	20,731

Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	712

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	$5,300	$5,479

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,750	1,790

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	4,530	4,686

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,275

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,177

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,177

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,475

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,172
5.000% due 10/01/2047 (b)	1,700	1,916

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	3,510	3,977

San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,295

San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	3,000	3,094

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	5,500	5,748

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	2,956

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	655

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	2,200	2,293
5.000% due 03/01/2041 (b)	3,300	3,787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	$1,500	$1,652

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,303

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	3,000	1,800

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	4,000	4,666

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	3,500	3,659

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,072

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,346

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 04/01/2045 (b)	2,000	2,076

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	800

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,594

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	10,500	10,674

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	5,660

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	3,202

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,807

		473,332

ILLINOIS 3.8%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,088

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	$3,400	$3,608

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,787

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,063

		9,546

PUERTO RICO 1.0%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,200	1,300

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,200	1,266

		2,566

U.S. VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (d)	1,250	1,264

Total Municipal Bonds & Notes (Cost $470,185)		486,708

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (f) 0.1%
		229

Total Short-Term Instruments (Cost $229)		229

Total Investments in Securities (Cost $470,414)		486,937

Total Investments 194.5% (Cost $470,414)		$486,937

Auction Rate Preferred Shares (48.2)%		(120,625)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.6)%		(29,106)

Other Assets and Liabilities, net (34.7)%		(86,900)

Net Assets Applicable to Common Shareholders 100.0%		$250,306

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,906	5.96%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017	886	1,264	0.50

				$15,311	$16,170	6.46%

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	47

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$229	U.S. Treasury Notes 2.875% due 09/30/2023	$(235)	$229	$229

Total Repurchase Agreements						$(235)	$229	$229

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$229	$0	$0	$229	$(235)	$(6)

Total Borrowings and Other Financing Transactions	$229	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$473,332	$0	$473,332
Illinois	0	9,546	0	9,546
Puerto Rico	0	2,566	0	2,566
U.S. Virgin Islands	0	1,264	0	1,264
Short-Term Instruments
Repurchase Agreements	0	229	0	229

Total Investments	$0	$486,937	$0	$486,937

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund II

December 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.0%

MUNICIPAL BONDS & NOTES 185.7%

CALIFORNIA 179.0%

Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,117

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,276

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,078
5.000% due 04/01/2056	2,000	2,239

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,824

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	9,000	1,196
5.600% due 06/01/2036	1,500	1,501

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	9,000	759

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	931

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,483
5.000% due 10/01/2048	1,320	1,500

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	5,945

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	257
6.000% due 07/01/2039	3,000	3,066
6.500% due 11/01/2038	500	521

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,068

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,074
5.000% due 11/15/2040	4,000	4,336
5.000% due 08/15/2051	5,555	5,992

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,517

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,517
5.000% due 11/15/2046	1,000	1,106
5.000% due 08/15/2055	6,275	6,873

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,923

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	925	1,026

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,927

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,097

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,583

California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	997
5.000% due 11/21/2045	985	996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	$5,400	$5,461

California State General Obligation Bonds, Series 2009
5.000% due 10/01/2048 (b)	10,000	11,523
6.000% due 04/01/2038	10,000	10,102

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,701

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,350

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,672
5.000% due 10/01/2047	2,000	2,243

California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,094
6.000% due 11/01/2034	2,000	2,073

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,174

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,718

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,584

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,368

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,197
6.750% due 02/01/2038	7,860	8,093

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	3,991
7.500% due 06/01/2042	950	973

California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	5,987

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,362
5.375% due 05/15/2038	4,500	4,790

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	226
5.000% due 12/01/2036	1,500	1,580
5.000% due 06/01/2046	2,000	2,117
5.000% due 12/01/2046	2,000	2,073
5.250% due 12/01/2056	2,000	2,095

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	993
4.000% due 12/01/2053	230	230
4.000% due 12/01/2057	2,000	1,977
5.500% due 12/01/2058	7,200	7,724

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,013

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,013

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,240	1,287

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	3,600	3,753

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	895

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	$1,500	$1,657
5.000% due 06/01/2034	4,500	4,890
5.000% due 06/01/2047	9,500	9,160
5.250% due 06/01/2047	3,500	3,492

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	5,000	5,128

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	3,106

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,634

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,334

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,774

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	7,375	7,619

Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	542

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,030

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	562
5.500% due 11/15/2037	7,500	9,171

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (b)	9,395	9,596
5.250% due 08/01/2033 (b)	605	617

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	521

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	3,600	3,711

Los Angeles County, California Facilities Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,531

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	2,055

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,307

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	11,166

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,161

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	22,217
7.000% due 11/01/2034	1,000	1,394

Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,006

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	4,400	4,549

Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,134

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,046

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	49

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	$4,000	$4,138

Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	4,947

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (a)	11,000	4,700
0.000% due 08/01/2046 (a)	16,000	5,172

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,177

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	3,685

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,172
5.000% due 10/01/2047 (b)	1,700	1,916

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	4,000	4,532

San Diego Community College District, California General Obligation Bonds, Series 2009
6.894% due 08/01/2033 (c)	5,000	5,215

San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,014

San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	2,809

San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	4,000	4,125

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,154

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	3,096

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,700	3,068

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	302

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (b)	10,000	10,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	$1,000	$1,101

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	986
5.000% due 10/01/2033	1,125	1,300

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,412

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	12,000	7,198

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045 (b)	11,900	13,883

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	11,000	11,499

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	4,000	4,072

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,553

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	3,000	3,114

Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
6.450% due 05/15/2040 (c)	7,500	8,074

Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,245

Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,805

Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,071

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	2,956

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,368

		474,965

ILLINOIS 4.6%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,454

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	$6,035	$6,404

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,229

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,063

		12,150

NEW YORK 0.6%

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,518

PUERTO RICO 1.0%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	2,500	2,708

U.S. VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,400	1,417

Total Municipal Bonds & Notes (Cost $467,113)		492,758

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (d) 1.3%
		3,336

Total Short-Term Instruments (Cost $3,336)		3,336

Total Investments in Securities (Cost $470,449)		496,094

Total Investments 187.0% (Cost $470,449)		$496,094

Auction Rate Preferred Shares (48.5)%		(128,675)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.8)%		(34,087)

Other Assets and Liabilities, net (25.7)%		(68,087)

Net Assets Applicable to Common Shareholders 100.0%		$265,245

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(c)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$3,336	U.S. Treasury Notes 2.875% due 09/30/2023	$(3,405)	$3,336	$3,336

Total Repurchase Agreements						$(3,405)	$3,336	$3,336

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,336	$0	$0	$3,336	$(3,405)	$(69)

Total Borrowings and Other Financing Transactions	$3,336	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$474,965	$0	$474,965
Illinois	0	12,150	0	12,150
New York	0	1,518	0	1,518
Puerto Rico	0	2,708	0	2,708
U.S. Virgin Islands	0	1,417	0	1,417
Short-Term Instruments
Repurchase Agreements	0	3,336	0	3,336

Total Investments	$0	$496,094	$0	$496,094

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	51

Schedule of Investments PIMCO California Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 192.0%

MUNICIPAL BONDS & NOTES 191.9%

CALIFORNIA 185.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	$8,000	$9,172

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,178
6.000% due 06/01/2042	7,000	7,064

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	11,000	1,655
5.600% due 06/01/2036	2,000	2,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (a)	4,000	337

California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	9,800	9,800

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	780

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,141

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	4,550	5,009

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,109
6.000% due 07/01/2039	4,000	4,088
6.500% due 11/01/2038	500	521

California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,337

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,068
6.000% due 08/15/2042	1,200	1,284

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,615

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,310

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	6,500	6,667
4.000% due 10/01/2047	750	758
5.000% due 11/15/2046 (b)	6,000	6,636
5.000% due 08/15/2055	5,000	5,476

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,923

California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	710	788

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,319

California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996
5.000% due 11/21/2045	985	996

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,200	4,248

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,199

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	7,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	$5,000	$5,500

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,546

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,243

California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,073

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,718

California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,671

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,538

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	252

California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,832
6.750% due 02/01/2038	6,430	6,621

California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	515
7.500% due 06/01/2042	950	973

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,948
6.000% due 08/15/2042	1,800	1,924

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	11,980
5.375% due 05/15/2038	2,000	2,129

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,670

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	201
5.000% due 12/01/2036	1,100	1,158
5.000% due 06/01/2046	1,000	1,058
5.000% due 12/01/2046	3,100	3,212

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,517
4.000% due 07/01/2048	850	844
4.000% due 12/01/2057	2,000	1,977

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	195	211

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (b)	4,500	4,644

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,025

Escondido Union School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	1,000	1,038

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (b)	2,900	3,024

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	700

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,495

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,657
5.000% due 06/01/2047	7,115	6,861
5.250% due 06/01/2047	2,885	2,878

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	$2,250	$2,308

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,194

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,556

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	4,000	4,522

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041 (b)	3,000	3,099

Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	516

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	440

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,121

Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (b)	4,500	4,652

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,209

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (b)	2,900	2,989

Los Angeles County, California Facilities Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	2,024

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,218

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (b)	10,000	10,000

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,181
5.000% due 07/01/2043	2,115	2,300

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,102

Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (b)	10,000	10,151

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	13,274
7.000% due 11/01/2034	2,285	3,185

Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	560

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,036

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	7,547

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	901

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,279

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (b)	3,000	3,103

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	$1,250	$1,275

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,443

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,177

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,106

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,200	2,492
5.000% due 10/01/2047 (b)	1,500	1,690

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,364

Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018
5.000% due 06/01/2048	1,000	1,133

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,443

San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,056

San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,207

San Diego Unified School District, California General Obligation Bonds, Series 2017
5.000% due 07/01/2047 (b)	3,000	3,094

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (b)	4,500	4,703

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,393

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	3,250	3,693

San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	$1,505	$1,636

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	1,800	1,876
5.000% due 03/01/2041 (b)	2,700	3,099

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,652

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,019

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,086

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	2,530	1,518

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2018
5.000% due 09/01/2045	2,000	2,333

San Rafael City High School District General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,560	2,676

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (b)	3,000	3,054

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,242

Santa Monica Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047 (b)	2,000	2,076

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (b)	6,760	6,872

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,217

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,807

Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,049

		390,985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 5.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	$3,000	$3,169

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	3,926
5.500% due 01/01/2033	2,500	2,653

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,063

		10,811

PUERTO RICO 1.0%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,000	1,083

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,056

		2,139

U.S. VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,000	1,012

Total Municipal Bonds & Notes (Cost $390,509)		404,947

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (c) 0.1%
		190

Total Short-Term Instruments (Cost $190)		190

Total Investments in Securities (Cost $390,699)		405,137

Total Investments 192.0% (Cost $390,699)		$405,137

Auction Rate Preferred Shares (46.4)%		(97,875)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.7)%		(26,915)

Other Assets and Liabilities, net (32.9)%		(69,373)

Net Assets Applicable to Common Shareholders 100.0%		$210,974

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$190	U.S. Treasury Notes 2.875% due 09/30/2023	$(194)	$190	$190

Total Repurchase Agreements						$(194)	$190	$190

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	53

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

December 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$190	$0	$0	$190	$(194)	$(4)

Total Borrowings and Other Financing Transactions	$190	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$390,985	$0	$390,985
Illinois	0	10,811	0	10,811
Puerto Rico	0	2,139	0	2,139
U.S. Virgin Islands	0	1,012	0	1,012
Short-Term Instruments
Repurchase Agreements	0	190	0	190

Total Investments	$0	$405,137	$0	$405,137

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

December 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.6%

MUNICIPAL BONDS & NOTES 171.8%

CALIFORNIA 1.9%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,500	$1,659

		1,659

ILLINOIS 3.5%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	924

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,115

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,073

		3,112

NEW YORK 161.6%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,250

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	900	910

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	961

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,186
5.750% due 02/15/2047	4,000	4,315

Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	4,500	4,545

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,178

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,061

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,395

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2038	1,425	1,451
4.000% due 11/15/2042 (c)	1,000	1,009

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,050

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,279

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	74
6.700% due 01/01/2049	1,200	1,243

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,178

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	903
7.000% due 03/01/2049	3,200	3,231

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	2,000	2,053

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,500	2,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	$2,000	$2,221

New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	4,200	4,330
5.000% due 04/01/2045 (c)	2,700	3,072

New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,603

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,006

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
5.000% due 08/01/2038	1,000	1,143

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (c)	8,000	9,021

New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	2,455
5.000% due 06/01/2045	5,000	4,700

New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	3,000	186

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	3,760	4,567

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,323
6.375% due 07/15/2049	1,500	1,555

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,144
5.750% due 11/15/2051	6,000	6,576

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	1,952

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2009
5.125% due 07/01/2039	1,000	1,017

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,007
5.125% due 07/01/2039	1,300	1,322
5.500% due 03/01/2039	1,800	1,811

New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	521
5.500% due 07/01/2040	1,250	1,319

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,137
5.500% due 07/01/2036	1,000	1,092
6.000% due 07/01/2040	1,225	1,302

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,106

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,000	1,026
5.000% due 12/01/2031	500	558

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2038	1,900	1,892
4.000% due 03/15/2043	1,000	1,032

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,070
5.000% due 01/01/2042	3,645	3,895

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	1,800	1,812

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	$600	$645

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,000	1,067

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	1,500	1,701

Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,196

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	1,750	1,687

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,067

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	472

Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,133

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	979

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	170	175

Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	400	407

		142,106

OHIO 3.3%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,875

PUERTO RICO 1.0%

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	800	844

U.S. VIRGIN ISLANDS 0.5%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	400	405

Total Municipal Bonds & Notes (Cost $146,606)		151,001

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (d) 0.8%
		742

Total Short-Term Instruments (Cost $742)		742

Total Investments in Securities (Cost $147,348)		151,743

Total Investments 172.6% (Cost $147,348)		$151,743

Auction Rate Preferred Shares (46.7)%		(41,025)

Other Assets and Liabilities, net (25.9)%		(22,805)

Net Assets Applicable to Common Shareholders 100.0%		$87,913

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	55

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

December 31, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$742	U.S. Treasury Notes 2.875% due 09/30/2023	$(761)	$742	$742

Total Repurchase Agreements						$(761)	$742	$742

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$742	$0	$0	$742	$(761)	$(19)

Total Borrowings and Other Financing Transactions	$742	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,659	$0	$1,659
Illinois	0	3,112	0	3,112
New York	0	142,106	0	142,106
Ohio	0	2,875	0	2,875
Puerto Rico	0	844	0	844
U.S. Virgin Islands	0	405	0	405
Short-Term Instruments
Repurchase Agreements	0	742	0	742

Total Investments	$0	$151,743	$0	$151,743

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

December 31, 2018

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.2%

MUNICIPAL BONDS & NOTES 182.6%

FLORIDA 0.9%

Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$1,032

ILLINOIS 2.8%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,229

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2026	1,000	1,074

		3,303

LOUISIANA 0.8%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000	1,003

NEW YORK 175.0%

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	2,500

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,340

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,235

Housing Development Corp., New York Revenue Bonds, Series 2017
4.000% due 11/01/2047 (c)	1,000	960

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	9,709

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,816

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,057

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,182

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,200	1,329

Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,745

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,987

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,050
4.000% due 12/01/2041	1,400	1,405

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	110
6.700% due 01/01/2049	1,800	1,865

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,832

New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,505
7.000% due 03/01/2049	4,900	4,948

New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	$1,900	$1,904

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	3,000	3,079

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	506
5.250% due 06/15/2040	1,000	1,015

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,626

New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,220

New York City, New York General Obligation Bonds, Series 2018
4.000% due 03/01/2042 (c)	5,000	5,155

New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,544

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,006

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,020

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 02/01/2044	2,000	2,047

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	705

New York City, New York Water & Sewer System Revenue Bonds, Series 2017
5.000% due 06/15/2048 (c)	5,000	5,638

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	236
5.000% due 11/15/2045	1,000	1,112

New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	3,683
5.000% due 06/01/2045	5,000	4,700

New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,060
5.000% due 06/01/2041	1,000	1,051

New York Counties Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	4,000	248

New York Liberty Development Corp., Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,350	7,713

New York Liberty Development Corp., Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,542
5.625% due 07/15/2047	1,400	1,448
6.375% due 07/15/2049	1,300	1,348

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,216
5.750% due 11/15/2051	5,000	5,480

New York Liberty Development Corp., Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,110

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,501

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	3,000	3,020
5.500% due 05/01/2037	600	608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/01/2039	$3,000	$3,019

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,055

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,137
5.500% due 07/01/2036	1,500	1,638

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,538
5.000% due 12/01/2030	1,000	1,122
5.000% due 12/01/2033	800	884

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,759
4.000% due 03/15/2043	2,000	2,063
5.000% due 03/15/2044	2,625	2,997

New York State Environmental Facilities Corp., Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,070

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,055

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	6,000	6,041

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	527
5.250% due 05/15/2040	500	523

Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,076

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,494

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	6,000	6,805

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	6,195

Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
6.420% due 07/01/2039 (d)	5,000	5,149

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,600	1,635

Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,577

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,750	2,651

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,268
5.000% due 06/01/2041	500	517

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	945

Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	4,000	4,533

Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,604

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,079

Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	865	888

Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600	610

		208,325

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	57

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 1.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	$1,435	$1,435

PUERTO RICO 0.9%

Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,055

U.S. VIRGIN ISLANDS 1.0%

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	1,005

Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	200	202

		1,207

Total Municipal Bonds & Notes (Cost $208,745)		217,360

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS (e) 4.6%
$5,433

Total Short-Term Instruments (Cost $5,433)	5,433

Total Investments in Securities (Cost $214,178)	222,793

Total Investments 187.2% (Cost $214,178)	$222,793

Auction Rate Preferred Shares (48.7)%	(58,000)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (17.5)%	(20,840)

Other Assets and Liabilities, net (21.0)%	(24,939)

Net Assets Applicable to Common Shareholders 100.0%	$119,014

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	12/31/2018	01/02/2019	$5,433	U.S. Treasury Notes 2.875% due 09/30/2023	$(5,543)	$5,433	$5,433

Total Repurchase Agreements						$(5,543)	$5,433	$5,433

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$5,433	$0	$0	$5,433	$(5,543)	$(110)

Total Borrowings and Other Financing Transactions	$5,433	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$1,032	$0	$1,032
Illinois	0	3,303	0	3,303
Louisiana	0	1,003	0	1,003
New York	0	208,325	0	208,325
Ohio	0	1,435	0	1,435
Puerto Rico	0	1,055	0	1,055
U.S. Virgin Islands	0	1,207	0	1,207
Short-Term Instruments
Repurchase Agreements	0	5,433	0	5,433

Total Investments	$0	$222,793	$0	$222,793

There were no significant transfers into or out of Level 3 during the period ended December 31, 2018.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2018	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

60	PIMCO CLOSED-END FUNDS

December 31, 2018

during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statements of Cash

Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statements of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which modifies certain disclosure requirements for fair value measurements in ASC 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management has elected to early adopt the amendments that allow for removal of certain disclosure requirements. Management plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of these changes on the financial statements.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. Management has adopted these amendments and the changes are incorporated throughout all periods presented in the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their

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agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

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markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at December 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon

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securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 6, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB

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Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g, a Fund) to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended December 31, 2018, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate

PIMCO Municipal Income Fund	$74,784	2.08%

PIMCO Municipal Income Fund II	248,593	2.12%

PIMCO Municipal Income Fund III	101,033	2.17%

PIMCO California Municipal Income Fund	97,076	2.04%

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Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate

PIMCO California Municipal Income Fund II	$61,606	2.09%

PIMCO California Municipal Income Fund III	80,014	2.08%

PIMCO New York Municipal Income Fund	25,720	1.88%

PIMCO New York Municipal Income Fund II	32,606	2.21%

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This risk may be particularly acute in the current market environment because market interest rates are currently near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility.

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Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. OTC derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

ANNUAL REPORT	DECEMBER 31, 2018	67

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), with the exception of Mr. Buffington, also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the “PIMCO

68	PIMCO CLOSED-END FUNDS

December 31, 2018

Interval Funds”), and PIMCO Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO Managed Funds”). In addition, each of the Independent Trustees, with the exception of Mr. Buffington, also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds other than PIMCO Energy and Tactical Credit Opportunities Fund. Mr. Buffington does not serve on the Board of any PIMCO Managed or Allianz-Managed Funds other than the Funds.

Each Independent Trustee, with the exception of Mr. Buffington, currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO Managed Funds, payable quarterly. The Independent Chair of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses. Mr. Buffington, who does not serve on the Board of any PIMCO Managed Funds other than the Funds, will receive a portion of the $225,000 annual compensation paid to the Independent Trustees based on a fixed percentage allocated to the PIMCO Closed-End Funds for other Trustees, which will then be further allocated pro rata among the Funds based on the relative net assets of each Fund as described below.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO Managed Funds, as applicable, on the basis of fixed percentages among PMAT, the PIMCO Interval Funds and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO Managed Funds within each grouping based on each such PIMCO Managed Fund’s relative net assets. Mr. Buffington’s compensation will be determined and allocated among the Funds only in accordance with this methodology as noted above.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended December 31, 2018, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Municipal Income Fund	$2,222	$3,177

PIMCO Municipal Income Fund II	15,491	6,355

PIMCO Municipal Income Fund III	2,500	10,214

PIMCO California Municipal Income Fund	1,477	2,630

PIMCO California Municipal Income Fund II	2,095	1,956

PIMCO California Municipal Income Fund III	1,325	0

PIMCO New York Municipal Income Fund	0	2,286

PIMCO New York Municipal Income Fund II	1,600	1,773

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a shareholder’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	DECEMBER 31, 2018	69

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$0	$0	$193,261	$136,863

PIMCO Municipal Income Fund II	0	0	472,633	298,851

PIMCO Municipal Income Fund III	0	0	248,023	157,060

PIMCO California Municipal Income Fund	0	0	175,011	145,546

PIMCO California Municipal Income Fund II	0	0	217,445	179,068

PIMCO California Municipal Income Fund III	0	0	114,334	87,871

PIMCO New York Municipal Income Fund	0	0	41,742	33,890

PIMCO New York Municipal Income Fund II	0	0	63,750	53,655

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES

(a) Auction Rate Preferred Shares  Each series of Auction Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended December 31, 2018, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of December 31, 2018

PIMCO Municipal Income Fund
Series A	1,310	3.579%	1.641%	2.718%
Series B	1,367	3.579%	1.630%	2.718%
Series C	1,294	3.579%	1.663%	2.672%
Series D	1,388	3.579%	1.586%	2.672%
Series E	1,309	3.686%	1.641%	2.703%

PIMCO Municipal Income Fund II
Series A	2,279	3.579%	1.641%	2.718%
Series B	2,577	3.579%	1.630%	2.718%
Series C	2,422	3.579%	1.663%	2.672%
Series D	2,300	3.579%	1.586%	2.672%
Series E	2,353	3.686%	1.641%	2.703%

PIMCO Municipal Income Fund III
Series A	1,018	3.579%	1.641%	2.718%
Series B	1,190	3.579%	1.630%	2.718%
Series C	1,350	3.579%	1.663%	2.672%
Series D	1,334	3.579%	1.586%	2.672%
Series E	1,296	3.686%	1.641%	2.703%

PIMCO California Municipal Income Fund
Series A	1,575	3.579%	1.641%	2.718%
Series B	1,547	3.579%	1.663%	2.672%
Series C	1,703	3.686%	1.641%	2.703%

PIMCO California Municipal Income Fund II
Series A	1,154	3.579%	1.641%	2.718%
Series B	879	3.579%	1.630%	2.718%
Series C	1,235	3.579%	1.663%	2.672%
Series D	926	3.579%	1.586%	2.672%
Series E	953	3.686%	1.641%	2.703%

70	PIMCO CLOSED-END FUNDS

December 31, 2018

Fund Name	Shares Issued and Outstanding	High	Low	As of December 31, 2018

PIMCO California Municipal Income Fund III
Series A	1,920	3.579%	1.630%	2.718%
Series B	1,995	3.579%	1.586%	2.672%

PIMCO New York Municipal Income Fund
Series A	1,641	3.579%	1.630%	2.718%

PIMCO New York Municipal Income Fund II
Series A	1,178	3.579%	1.663%	2.672%
Series B	1,142	3.686%	1.641%	2.703%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%[1]	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate[2]

[1]	150% if all or part of the dividend consists of taxable income or capital gain.
[2]

“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

On July 20, 2018, each Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 85% of the ARPS’ per share liquidation preference of $25,000 (or $21,250 per share) and any unpaid dividends accrued through the expiration of the tender offers (each, a “Tender Offer”).

On September 12, 2018, each Fund announced the expiration and results of its Tender Offer.

Details of the ARPS tendered and not withdrawn for each Fund for the reporting period ended December 31, 2018 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Tender Offer Price Per Share	Price Percentage	Cash Exchanged for ARPS Tendered	ARPS Outstanding as of 06/30/2018	ARPS Tendered	ARPS Outstanding After Tender Offer as of 12/31/2018

PIMCO Municipal Income Fund	$25,000	$21,250	85%	$19,805,000	7,600	932	6,668

PIMCO Municipal Income Fund II	25,000	21,250	85	58,416,250	14,680	2,749	11,931

PIMCO Municipal Income Fund III	25,000	21,250	85	29,155,000	7,560	1,372	6,188

PIMCO California Municipal Income Fund	25,000	21,250	85	24,968,750	6,000	1,175	4,825

PIMCO California Municipal Income Fund II	25,000	21,250	85	29,176,250	6,520	1,373	5,147

PIMCO California Municipal Income Fund III	25,000	21,250	85	23,056,250	5,000	1,085	3,915

PIMCO New York Municipal Income Fund	25,000	21,250	85	5,078,750	1,880	239	1,641

PIMCO New York Municipal Income Fund II	25,000	21,250	85	17,850,000	3,160	840	2,320

ANNUAL REPORT	DECEMBER 31, 2018	71

Notes to Financial Statements (Cont.)

(b) Variable Rate MuniFund Term Preferred Shares  PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “VMTP Fund” and together, the “VMTP Funds”) each has a single series of Variable Rate MuniFund Term Preferred Shares (the “VMTP Shares”), Series 2022, issued on September 18, 2018. In the VMTP Funds’ Statements of Assets and Liabilities, the VMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs and are being amortized into interest expense over the life of the VMTP Shares. The liquidation value of the VMTP Shares in each VMTP Fund’s Statement of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The VMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends, plus an optional redemption premium for certain optional redemptions that occur within one year of the issuance date of the VMTP Shares. The VMTP Shares are subject to a mandatory term redemption date of March 18, 2022, subject to each VMTP Fund’s right to extend the term with the consent of the holders of the VMTP Shares. There is no assurance that the term of the VMTP Shares will be extended.

Dividends paid with respect to the VMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected as a component of interest expense in the Statement of Operations. For the period ended December 31, 2018, the average amount of the VMTP Shares outstanding, interest expense related to the dividends paid to VMTP Shares and the daily weighted average interest rate (calculated from issuance date), including issuance costs, can be found in the table below.

Fund Name	Average VMTP Shares Outstanding	Interest Expense†	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	233	$175	2.84%

PIMCO Municipal Income Fund II	687	515	2.77

PIMCO Municipal Income Fund III	343	257	2.80

PIMCO California Municipal Income Fund	293	220	2.81

PIMCO California Municipal Income Fund II	343	257	2.80

PIMCO California Municipal Income Fund III	271	203	2.82

PIMCO New York Municipal Income Fund II	210	157	2.85

†	Amounts in thousands. A zero balance may reflect actual amounts rounding to less than one thousand.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.

Each VMTP Fund is subject to certain limitations and restrictions while the VMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a VMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the VMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable VMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the VMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of a purchase agreement between each VMTP Fund and the investor in the VMTP Shares, each VMTP Fund is subject to various investment requirements while the VMTP shares are outstanding. These requirements may be more restrictive than those to which the VMTP Fund is otherwise subject in accordance with its investment objectives and policies. In addition, each VMTP Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the VMTP Fund by the Act.

Each VMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the VMTP Fund which are stocks for purposes of the Act, including the VMTP Shares and ARPS, as set forth in such VMTP Fund’s governing documents and the Act. One such requirement under the Act is that a VMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the VMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each VMTP Fund is reported in the Financial Highlights and is

72	PIMCO CLOSED-END FUNDS

December 31, 2018

disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each VMTP Fund, ARPS and the VMTP Shares rank on parity with each other, and are both senior in priority to the VMTP Fund’s outstanding common shares. Holders of preferred shares of each VMTP Fund, who are entitled to one vote per share, including holders of VMTP Shares and ARPS, generally vote together as one class with the common shareholders of each VMTP Fund, but Preferred shareholders (VMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each VMTP Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the 1940 Act, preferred shareholders, including holders of the VMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The VMTP Shares’ Dividend Rate is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for VMTP Shares for a given Rate Period are dependent on the Dividend Rate for that Rate Period. The Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period, and (ii) the sum of the product of the Index Rate multiplied by the Applicable Multiplier3 for such Rate Period plus 0.97%. The dividend per VMTP Share for the Rate Period is then determined as described in the table below.4

Dividend Rate		Rate Period Fraction		VMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per VMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[3]	The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[4]	The Dividend Rate will in no event exceed 15% per year.

For the period ended December 31, 2018, the annualized dividend rate on the VMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of December 31, 2018

PIMCO Municipal Income Fund

Series 2022	233	2.680%	2.450%	2.680%

PIMCO Municipal Income Fund II

Series 2022	687	2.680%	2.450%	2.680%

PIMCO Municipal Income Fund III

Series 2022	343	2.680%	2.450%	2.680%

PIMCO California Municipal Income Fund

Series 2022	293	2.680%	2.450%	2.680%

PIMCO California Municipal Income Fund II

Series 2022	343	2.680%	2.450%	2.680%

PIMCO California Municipal Income Fund III

Series 2022	271	2.680%	2.450%	2.680%

PIMCO New York Municipal Income Fund II
Series 2022	210	2.680%	2.450%	2.680%

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL REPORT	DECEMBER 31, 2018	73

Notes to Financial Statements (Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of December 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Municipal Income Fund	$1,234	$0	$382	$30,274	$0	$0	$0	$0
PIMCO Municipal Income Fund II	15,069	0	0	60,396	0	(3,744)	0	0
PIMCO Municipal Income Fund III	0	0	0	33,475	(1,006)	0	(577)	0
PIMCO California Municipal Income Fund	7,719	0	0	16,895	0	(888)	0	0
PIMCO California Municipal Income Fund II	0	0	5,010	25,641	(1,173)	0	0	0
PIMCO California Municipal Income Fund III	781	0	0	14,834	0	(777)	0	0
PIMCO New York Municipal Income Fund	668	0	0	5,244	0	(602)	0	0
PIMCO New York Municipal Income Fund II	0	0	0	8,701	(583)	(2,752)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax defaulted bond interest accrual and inverse floater transactions.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2018 through December 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2018 through December 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$0	$0
PIMCO Municipal Income Fund II	3,744	0
PIMCO Municipal Income Fund III	0	0
PIMCO California Municipal Income Fund	888	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	777	0
PIMCO New York Municipal Income Fund	600	2
PIMCO New York Municipal Income Fund II	2,752	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

74	PIMCO CLOSED-END FUNDS

December 31, 2018

As of December 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Municipal Income Fund	$559,342	$34,699	$(4,583)	$30,116
PIMCO Municipal Income Fund II	1,320,416	65,839	(5,900)	59,939
PIMCO Municipal Income Fund III	608,134	36,871	(3,472)	33,399
PIMCO California Municipal Income Fund	468,993	20,091	(2,147)	17,944
PIMCO California Municipal Income Fund II	469,687	28,121	(1,715)	26,406
PIMCO California Municipal Income Fund III	390,185	16,626	(1,675)	14,951
PIMCO New York Municipal Income Fund	147,227	5,523	(1,007)	4,516
PIMCO New York Municipal Income Fund II	213,958	9,983	(1,149)	8,834

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals inverse floater transactions, and tax defaulted bond interest accrual for federal income tax purposes.

For the fiscal years ended December 31, 2018 and December 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	December 31, 2018				December 31, 2017
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Municipal Income Fund	$22,054	$600	$0	$0	$20,948	$590	$0	$0
PIMCO Municipal Income Fund II	55,729	732	0	0	52,427	834	0	0
PIMCO Municipal Income Fund III	25,943	308	3,499	0	24,479	286	0	0
PIMCO California Municipal Income Fund	20,412	190	0	0	19,070	287	0	0
PIMCO California Municipal Income Fund II	16,504	258	198	0	18,108	1,842	0	434
PIMCO California Municipal Income Fund III	14,620	97	0	0	15,554	170	0	0
PIMCO New York Municipal Income Fund	6,315	48	0	0	5,896	53	0	0
PIMCO New York Municipal Income Fund II	7,845	118	0	495	7,639	111	0	271

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 2, 2019, the following distributions were declared to common shareholders payable February 1, 2019 to shareholders of record on January 14, 2019:

PIMCO Municipal Income Fund	$0.05967 per common share

PIMCO Municipal Income Fund II	$0.06500 per common share

PIMCO Municipal Income Fund III	$0.05575 per common share

PIMCO California Municipal Income Fund	$0.07700 per common share

PIMCO California Municipal Income Fund II	$0.03500 per common share

PIMCO California Municipal Income Fund III	$0.04500 per common share

PIMCO New York Municipal Income Fund	$0.05700 per common share

PIMCO New York Municipal Income Fund II	$0.05069 per common share

On February 1, 2019, the following distributions were declared to common shareholders payable March 1, 2019 to shareholders of record on February 11, 2019:

PIMCO Municipal Income Fund	$0.05967 per common share

PIMCO Municipal Income Fund II	$0.06500 per common share

PIMCO Municipal Income Fund III	$0.05575 per common share

PIMCO California Municipal Income Fund	$0.07700 per common share

PIMCO California Municipal Income Fund II	$0.03500 per common share

PIMCO California Municipal Income Fund III	$0.04500 per common share

PIMCO New York Municipal Income Fund	$0.05700 per common share

PIMCO New York Municipal Income Fund II	$0.05069 per common share

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	DECEMBER 31, 2018	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Closed-End Funds and Shareholders of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II (hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations and cash flows for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 27, 2019

We have served as the auditor of one or more investment companies in PIMCO Non-Taxable Closed-End Funds since 2002.

76	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FHA	Federal Housing Administration

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:

TBA	To-Be-Announced

ANNUAL REPORT	DECEMBER 31, 2018	77

Annual Shareholder Meeting Results

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II held their annual meetings of shareholders on December 19, 2018. Shareholders voted as indicated below:

PIMCO Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	24,145,032	531,197
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	24,150,599	525,630
Re-election of Hans W. Kertess*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	101	4,396
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	744	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	57,745,922	1,322,278
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	57,637,150	1,431,050
Re-election of Hans W. Kertess*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	22	9,452
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	1,276	15

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO Municipal Income Fund III	Affirmative	Withheld Authority
Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2021 fiscal year	29,986,797	1,027,581
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	30,104,996	909,382
Re-election of Alan Rappaport*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	138	5,139
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	574	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO California Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	17,498,883	277,165
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	17,505,829	270,219
Re-election of Hans W. Kertess*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	52	4,390
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	370	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

78	PIMCO CLOSED-END FUNDS

(Unaudited)

PIMCO California Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	27,698,353	1,082,181
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	27,673,982	1,106,552
Re-election of Hans W. Kertess*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	59	3,749
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	1,281	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO California Municipal Income Fund III	Affirmative	Withheld Authority
Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2021 fiscal year	20,470,967	390,476
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	20,464,519	396,924
Re-election of Alan Rappaport*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	16	3,427
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	446	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO New York Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	7,125,204	132,067
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	7,141,434	115,837
Failed re-election of Hans W. Kertess*,** — Class I to serve until the annual meeting held during the 2021 fiscal year	18	1,305
Election of T. Matthew Buffington* — Class I to serve until the annual meeting held during the 2021 fiscal year	301	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

PIMCO New York Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Alan Rappaport — Class I to serve until the annual meeting for the 2021 fiscal year	10,113,772	165,505
Re-election of John C. Maney† — Class I to serve until the annual meeting held during the 2021 fiscal year	10,081,763	197,514
Re-election of Hans W. Kertess*,** — Preferred Shareholder Trustee, Class I	30	1,976
Election of T. Matthew Buffington* — Preferred Shareholder Trustee, Class I to serve until the annual meeting held during the 2021 fiscal year	292	0

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Craig Dawson, Bradford Gallagher, James A. Jacobson and William B. Ogden, IV continued to serve as Trustees of the Fund.

†	Interested Trustee
*	Preferred Share Trustee
**	Trustee was not elected by shareholders at the annual meeting.

ANNUAL REPORT	DECEMBER 31, 2018	79

Changes to Boards of Trustees

(Unaudited)

At the annual shareholder meeting of PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”), PIMCO California Municipal Income Fund III (“PZC”), PIMCO New York Municipal Income Fund (“PNF”) and PIMCO New York Municipal Income Fund II (“PNI”) (each, a “Contested Fund” and, collectively, the “Contested Funds”), held on December 19, 2018, incumbent Trustee Hans W. Kertess was replaced on the Board of Trustees (the “Board”) of each of PMF, PML, PCQ, PCK, PNF and PNI and incumbent Trustee Alan Rappaport was replaced on the Board of each of PZC and PMX, each by T. Matthew Buffington in a contested election for a Trustee position elected by preferred shareholders of each Contested Fund, voting as a separate class. Mr. Buffington was nominated by Dryden Capital Fund, LP, Dryden Capital, LLC, and certain affiliates thereof (collectively, “Dryden”). Dryden is a holder of Auction Rate Preferred Shares of each Contested Fund.

Effective December 20, 2018, Hans W. Kertess was appointed to the Board of each of PMF, PML, PCQ, PCK, PNF and PNI, and Alan Rappaport was appointed to the Board of each of PMX and PZC, each as a Class II Trustee to be elected by common and preferred shareholders of the applicable Fund, voting together as a single class.

Effective January 1, 2019, Sarah Cogan was appointed by the Board of each Fund as a Class II Trustee of each Fund.

Effective January 1, 2019, David Fisher was appointed by the Board of each Fund as a Class III Trustee of each Fund.

Effective January 1, 2019, Craig Dawson resigned from the Board of each Fund.

80	PIMCO CLOSED-END FUNDS

Investment Strategy Updates

(Unaudited)

Effective June 16, 2018, PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”), PIMCO California Municipal Income Fund III (“PZC”), PIMCO New York Municipal Income Fund (“PNF”) and PIMCO New York Municipal Income Fund II (“PNI”) (for purposes of this section, each, a “Fund” and, collectively, the “Funds”), rescinded the following non-fundamental investment policy (the “TOB Policy”):

The Fund may also invest up to 15% of its total assets in Residual Interest Municipal Bonds (RIBs).

Rescinding the TOB Policy also eliminated each Fund’s self-imposed 15% limit on TOBs. However, the Funds remain subject to limits on leverage imposed by the “Basic Maintenance Amount” asset coverage test imposed by Moody’s Investors Service, Inc., as set forth in each Fund’s Bylaws with respect to each Fund’s auction rate preferred shares, as well as asset coverage requirements to avoid categorization of TOBs as senior securities under the Investment Company Act of 1940, as amended.

The following risks are associated with the rescission of the TOB Policy:

To the extent that the Funds increase their use of TOBs as a result of the rescission of the TOB Policy, the Funds would have increased exposure to risks associated with TOBs transactions. These include, for example, risks associated with the use of leverage (both TOBs and other forms of leverage) and interest rate risk.

ANNUAL REPORT	DECEMBER 31, 2018	81

Dividend Reinvestment Plan

Each Fund has adopted a Dividend Reinvestment Plan (the “Plan”) which allows common shareholders to reinvest Fund distributions in additional common shares of the Fund. American Stock Transfer & Trust Company, LLC (the “Plan Agent”) serves as agent for common shareholders in administering the Plan. It is important to note that participation in the Plan and automatic reinvestment of Fund distributions does not ensure a profit, nor does it protect against losses in a declining market.

Automatic enrollment/voluntary participation  Under the Plan, common shareholders whose shares are registered with the Plan Agent (“registered shareholders”) are automatically enrolled as participants in the Plan and will have all Fund distributions of income, capital gains and returns of capital (together, “distributions”) reinvested by the Plan Agent in additional common shares of a Fund, unless the shareholder elects to receive cash. Registered shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, to the nominee) by the Plan Agent. Participation in the Plan is voluntary. Participants may terminate or resume their enrollment in the Plan at any time without penalty by notifying the Plan Agent online at www.amstock.com, by calling (844) 33-PIMCO, by writing to the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560, or, as applicable, by completing and returning the transaction form attached to a Plan statement. A proper notification will be effective immediately and apply to each Fund’s next distribution if received by the Plan Agent at least three (3) days prior to the record date for the distribution; otherwise, a notification will be effective shortly following the Fund’s next distribution and will apply to the Fund’s next succeeding distribution thereafter. If you withdraw from the Plan and so request, the Plan Agent will arrange for the sale of your shares and send you the proceeds, minus brokerage commissions.

How shares are purchased under the Plan  For each Fund distribution, the Plan Agent will acquire common shares for participants either (i) through receipt of newly issued common shares from each Fund (“newly issued shares”) or (ii) by purchasing common shares of the Fund on the open market (“open market purchases”). If, on a distribution payment date, the NAV per common share of each Fund is equal to or less than the market price per common share plus estimated brokerage commissions (often referred to as a “market premium”), the Plan Agent will invest the distribution amount on behalf of participants in newly issued shares at a price equal to the greater of (i) NAV or (ii) 95% of the market price per common share on the payment date. If the NAV is greater than the market price per common shares plus estimated brokerage commissions (often referred to as a “market discount”) on a distribution payment date, the Plan agent will instead attempt to invest the distribution amount through open market purchases. If the Plan Agent is unable to invest the full distribution amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any un-invested portion of the distribution in newly issued shares at a price equal to the greater of (i) NAV or (ii) 95% of the market price per share as of the last business day immediately prior to the purchase date (which, in either case, may be a price greater or lesser than the NAV per common shares on the distribution payment date). No interest will be paid on distributions awaiting reinvestment. Under the Plan, the market price of common shares on a particular date is the last sales price on the exchange where the shares are listed on that date or, if there is no sale on the exchange on that date, the mean between the closing bid and asked quotations for the shares on the exchange on that date.

The NAV per common share on a particular date is the amount calculated on that date (normally at the close of regular trading on the New York Stock Exchange) in accordance with each Fund’s then current policies.

Fees and expenses  No brokerage charges are imposed on reinvestments in newly issued shares under the Plan. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. There are currently no direct service charges imposed on participants in the Plan, although each Fund reserves the right to amend the Plan to include such charges. The Plan Agent imposes a transaction fee (in addition to brokerage commissions that are incurred) if it arranges for the sale of your common shares held under the Plan.

Shares held through nominees  In the case of a registered shareholder such as a broker, bank or other nominee (together, a “nominee”) that holds common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified by the nominee/record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. If your common shares are held through a nominee and are not registered with the Plan Agent, neither you nor the nominee will be participants in or have distributions reinvested under the Plan. If you are a beneficial owner of common shares and wish to participate in the Plan, and your nominee is unable or unwilling to become a registered shareholder and a Plan participant on your behalf, you may request that your nominee arrange to have all or a portion of your shares re-registered with the Plan Agent in your

82	PIMCO CLOSED-END FUNDS

(Unaudited)

name so that you may be enrolled as a participant in the Plan. Please contact your nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Agent in the name of one nominee firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

Tax consequences  Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., automatic reinvestment in additional shares does not relieve shareholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. The Funds and the Plan Agent reserve the right to amend or terminate the Plan. Additional information about the Plan, as well as a copy of the full Plan itself, may be obtained from the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560; telephone number: (844) 33-PIMCO; website: www.amstock.com.

ANNUAL REPORT	DECEMBER 31, 2018	83

Management of the Funds

The chart below identifies Trustees and Officers of the Funds. Unless otherwise indicated, the address of all persons below is c/o Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

Trustees

Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Independent Trustees

Deborah A. DeCotis 1952	Chair of the Board, Trustee	Trustee of the Funds since 2011, expected to stand for re-election at the annual meeting of shareholders during the 2019 fiscal year for PMF, PCQ, PNF, PCK, PNI and PML and during the 2020 fiscal year for PMX and PZC.	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005-2015); Trustee, Stanford University (2010-2015); Principal, LaLoop LLC, a retail accessories company (1999-2014); Director, Helena Rubenstein Foundation (1997-2010); and Director, Armor Holdings (2002-2010).	92	None

T. Matthew Buffington 1982*	Trustee	Trustee of PMF, PML, PMX, PCQ, PCK, PZC, PNF and PNI since 2019, expected to stand for re-election at the annual meeting of the shareholders during the 2021 fiscal year for each fund.	Portfolio Manager of Dryden Capital, LLC since January 2013; the principal business of Dryden Capital, LLC is to provide investment advisory, portfolio and wealth management, consulting, financial planning and investment supervisory services.	8	None

Sarah E. Cogan** 1956	Trustee	Trustee of the Funds since 2019, expected to stand for election at the annual meeting of the shareholders during the 2019 fiscal year for each fund.	Of Counsel, Simpson Thacher & Bartlett LLP (law firm); Director, Girl Scouts of Greater New York, Inc. (since 2016); and Trustee, Natural Resources Defense Council, Inc. (since 2013). Formerly, Partner, Simpson Thacher & Bartlett LLP (1989-2018).	91	None

Bradford K. Gallagher 1944	Trustee	Trustee of the Funds since 2010, expected to stand for re-election at the annual meeting of shareholders during the 2020 fiscal year for PMF, PCQ, PNF, PCK, PNI and PML and during the 2019 fiscal year for PMX and PCZ.	Retired. Founder, Spyglass Investments LLC, a private investment vehicle (since 2001). Formerly, Chairman and Trustee, The Common Fund (2005-2014); Partner, New Technology Ventures Capital Management LLC, a venture capital fund (2011-2013); Chairman and Trustee, Atlantic Maritime Heritage Foundation (2007-2012); and Founder, President and CEO, Cypress Holding Company and Cypress Tree Investment Management Company (1995-2001).	92	Formerly, Chairman and Trustee, Grail Advisors ETF Trust (2009-2010); and Trustee, Nicholas-Applegate Institutional Funds (2007-2010).

James A. Jacobson 1945	Trustee	Trustee of the Funds since 2009, expected to stand for re-election at the annual meeting of shareholders during the 2019 fiscal year for each Fund.	Retired. Trustee (since 2002) and Chairman of Investment Committee (since 2007), Ronald McDonald House of New York; and Trustee, New Jersey City University (since 2014). Formerly, Vice Chairman and Managing Director, Spear, Leeds & Kellogg Specialists, LLC, a specialist firm on the New York Stock Exchange (2003-2008).	92	Formerly, Trustee, Alpine Mutual Funds Complex (consisting of 18 funds) (2009-2016).

Hans W. Kertess 1939	Trustee	Trustee of PMF, PCQ and PNF since 2001, of PML, PCK and PNI since 2002 and of PMX and PZC since 2003, expected to stand for re-election at the annual meeting of shareholders during the 2019 fiscal year for PMF, PCQ, PNF, PML, PCK and PNI and during the 2021 fiscal year for PMX and PZC.	President, H. Kertess & Co., a financial advisory company; and Senior Adviser (formerly Managing Director), Royal Bank of Canada Capital Markets (since 2004).	92	None

William B. Ogden, IV 1945	Trustee	Trustee of the Funds since 2006, expected to stand for re-election at the annual meeting of shareholders during the 2020 fiscal year for each Fund.	Retired. Formerly, Asset Management Industry Consultant; and Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	92	None

84	PIMCO CLOSED-END FUNDS

(Unaudited)

Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Alan Rappaport 1953	Trustee	Trustee of the Funds since 2010, expected to stand for re-election at the annual meeting of shareholders during the 2021 fiscal year for PMF, PCQ, PNF, PML, PCK and PNI and during the 2019 fiscal year for PMX and PZC.	Adjunct Professor, New York University Stern School of Business (since 2011); Lecturer, Stanford University Graduate School of Business (since 2013); and Director, Victory Capital Holdings, Inc., an asset management firm (since 2013). Formerly, Advisory Director (formerly Vice Chairman), Roundtable Investment Partners (2009-2018); Member of Board of Overseers, NYU Langone Medical Center (2015-2016); Trustee, American Museum of Natural History (2005-2015); Trustee, NYU Langone Medical Center (2007-2015); Vice Chairman (formerly Chairman and President), U.S. Trust (formerly Private Bank of Bank of America, the predecessor entity of U.S. Trust) (2001-2008).	92	None

Interested Trustees

Craig A. Dawson*** 1968	Trustee	Trustee since 2014	Managing Director and Head of PIMCO Europe, Middle East and Africa (since 2016). Director of a number of PIMCO’s European investment vehicles and affiliates (since 2008). Formerly, Head of Strategic Business Management, PIMCO (2014-2016), head of PIMCO’s Munich office and head of European product management for PIMCO.	26	None

David N. Fisher**** 1968	Trustee	Trustee of the Funds since 2019, expected to stand for election at the annual meeting of the shareholders during the 2019 fiscal year for each fund.	Managing Director and Head of Traditional Product Strategies, PIMCO (Since 2015); and Director, Court Appointed Special Advocates (CASA) of Orange County, a nonprofit organization (since 2015). Formerly, Global Bond Strategist, PIMCO (2008-2015); and Managing Director and Head of Global Fixed Income, HSBC Global Asset Management (2005-2008).	27	None

John C. Maney***** 1959	Trustee	Trustee of the Funds since 2006, expected to stand for re-election at the annual meeting of shareholders during the 2021 fiscal year for each Fund.	Managing Director of Allianz Asset Management of America L.P. (since January 2005) and a member of the Management Board and Chief Operating Officer of Allianz Asset Management of America L.P. (since November 2006) and a Non-Executive Director and a member of the Compensation Committee of PIMCO Europe Ltd (since December 2017). Formerly, Member of the Management Board of Allianz Global Investors Fund Management LLC (2007-2014) and Managing Director of Allianz Global Investors Fund Management LLC (2011-2014).	28	None

*	Mr. Buffington’s address is Dryden Capital, LLC (New York Office), 641 Lexington Avenue, 13th Floor, New York, New York 10022
**	Ms. Cogan was appointed as a Trustee of each Fund by the Board effective January 1, 2019.
***

Mr. Dawson is an “interested person” of the Funds, as defined in Section 2(a)(19) of the Act, due to his affiliation with PIMCO and its affiliates. Mr. Dawson’s address is 650 Newport Center Drive, Newport Beach, CA 92660. Mr. Dawson resigned as Trustee of each Fund effective January 1, 2019.

****

Mr. Fisher is an “interested person” of the Funds, as defined in Section 2(a)(19) of the Act, due to his affiliation with PIMCO and its affiliates. Mr. Fisher’s address is 650 Newport Center Drive, Newport Beach, CA 92660. He was appointed as a Trustee of each Fund by the Board effective January 1, 2019.

*****

Mr. Maney is an “interested person” of the Funds, as defined in Section 2(a)(19) of the Act, due to his affiliation with Allianz Asset Management of America L.P. and its affiliates. Mr. Maney’s address is 650 Newport Center Drive, Newport Beach, CA 92660.

ANNUAL REPORT	DECEMBER 31, 2018	85

Management of the Funds (Cont.)

(Unaudited)

Officers

Name, Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Peter G. Strelow[1] 1970	President	Since 2014	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Chief Administrative Officer, PIMCO.

Keisha Audain-Pressley 1975	Chief Compliance Officer	Since January 2018	Senior Vice President and Deputy Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Managed Funds.

Joshua D. Ratner 1976	Chief Legal Officer	Since 2014	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Chief Legal Officer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Wu-Kwan Kit[1] 1981	Vice President, Senior Counsel and Secretary	Since December 2018	Senior Vice President and Senior Counsel, PIMCO. Vice President, Senior Counsel and Secretary, PIMCO Managed Funds. Assistant Secretary, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Assistant General Counsel, VanEck Associates Corp.

Ryan G. Leshaw[1] 1980	Assistant Secretary	Since 2014	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Managed Funds. Vice President, Senior Counsel and Secretary, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil[1] 1969	Vice President	Since 2015	Executive Vice President, PIMCO. Vice President, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Eric D. Johnson[1] 1970	Vice President	Since 2014	Executive Vice President, PIMCO. Vice President, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

William G. Galipeau[1] 1974	Vice President	Since 2017	Executive Vice President, PIMCO. Vice President, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Parikh[1] 1978	Vice President	Since 2017	Senior Vice President, PIMCO. Vice President, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust and PIMCO Equity Series.

Trent W. Walker[1] 1974	Treasurer	Since 2017	Executive Vice President, PIMCO. Treasurer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Erik C. Brown 1967	Assistant Treasurer	Since 2015	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Colleen Miller 1980	Assistant Treasurer	Since 2017	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Christopher M. Morin[1] 1980	Assistant Treasurer	Since 2016	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Jason J. Nagler 1982	Assistant Treasurer	Since 2015	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

[1]	The address of these officers is Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach, California 92660.

86	PIMCO CLOSED-END FUNDS

Privacy Policy1

(Unaudited)

The Funds2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser or sub-adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser or its affiliates (“Service Affiliates”) believe may be of interest to such shareholders.

The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of March 23, 2017.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	DECEMBER 31, 2018	87

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deustsche Bank Company Americas

60 Wall Street, MS 2715

New York, New York 10005

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares

The Bank of New York Mellon

240 Greenwich Street, 7E

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF3012AR_123118

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial & accounting officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial & accounting officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that James A. Jacobson, who serves on the Board’s Audit Oversight Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Jacobson is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	December 31, 2018	$ 36,411
	December 31, 2017	$ 33,223

(b)	Fiscal Year Ended	Audit-Related Fees
	December 31, 2018	$ 9,500
	December 31, 2017	$ 9,500

(c)	Fiscal Year Ended	Tax Fees
	December 31, 2018	$ —
	December 31, 2017	$ 1,300

(d)	Fiscal Year Ended	All Other Fees(1)
	December 31, 2018	$ —
	December 31, 2017	$ —

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit and review of the Registrant’s annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported under “Audit Fees” above, and that include accounting consultations, agreed-upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters for those fiscal years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, and tax distribution and analysis reviews.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported above under “Audit Fees,” “Audit-Related Fees” and “Tax Fees” for the last two fiscal years.

(1)There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Oversight Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Oversight Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Oversight Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Oversight Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Oversight Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Oversight Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Oversight Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Oversight Committee, subject to the ratification by the full Audit Oversight Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Oversight Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2018	December 31, 2017
PIMCO New York Municipal Income Fund II	$9,500	$10,800
Pacific Investment Management Company LLC (“PIMCO”)	8,437,919	6,271,517

Totals	$8,447,419	$6,282,317

(h)

The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

Sarah E. Cogan*;

Deborah A. DeCotis;

Bradford K. Gallagher;

James A. Jacobson;

Hans W. Kertess;

William B. Ogden, IV; and

Alan Rappaport.

*Effective January 1, 2019, Ms. Cogan joined the Audit Oversight Committee.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Policy Statement: The proxy voting policy is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.

Overview: PIMCO has adopted a written proxy voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies, PIMCO may determine not to vote a proxy in limited circumstances.

Equity Securities: PIMCO has retained an Industry Service Provider (“ISP”) to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP. PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.

Fixed Income Securities: Fixed income securities can be processed as proxy ballots or corporate action-consents at the discretion of the issuer/ custodian. When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.

Resolution of potential conflicts of interest: The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

As of February 28, 2019, the following individual has primary responsibility for the day-to-day management of the PIMCO New York Municipal Income Fund II (the “Fund”):

David Hammer

Mr. Hammer has been a portfolio manager of the Fund since August 2015. Mr. Hammer is an executive vice president in the New York office and head of municipal bond portfolio management. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager, and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley.

(a)(2)

The following summarizes information regarding each of the accounts, excluding the Fund, managed by the Portfolio Manager as of December 31, 2018, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Unless mentioned otherwise, the advisory fee charged for managing each of the accounts listed below is not based on performance.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
PM	#	AUM($million)	#	AUM($million)	#	AUM($million)
David Hammer	21	$6,625.29	2	$104.09	15	$1,593.12

* Of these Other Pooled Investment Vehicles,     2         account(s) totaling   $104.09   million in assets pay(s) an advisory fee that is based in part on the performance of the accounts.

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Fund. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies of the Fund in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Fund, as well as regulatory or other limitations applicable to the Fund, may affect the courses of action available to PIMCO-advised accounts (including certain funds) that invest in the Fund in a manner that is detrimental to such investing accounts. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund and other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations cay cause PIMCO to restrict or prohibit participation in certain investments.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by PIMCO (each a “Client” and collectively, the “Clients”), but may not be available in sufficient quantities for both the Fund and the other Clients to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for it. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

From time to time, PIMCO may take an investment position or action for a Client that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients, including Clients that are PIMCO affiliates, in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.

Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.

In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.

Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. Moreover, the Fund or other accounts managed by PIMCO may invest in a transaction in which one or more other funds or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. Additionally, a fund or other account managed by PIMCO may take an investment position or action that may be different from, or inconsistent with, an investment position or action taken by another fund or other account managed by PIMCO having similar or differing investment objectives. These positions and actions may adversely impact the Fund. For example, the Fund may buy a security and another fund or other account managed by PIMCO may establish a short position in that same security or in another security issued by the same issuer. The subsequent short sale may result in a decrease in the price of the security that the first fund holds. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.

Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.

From time to time, PIMCO personnel may come into possession of material non-public information (“MNPI”) which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients).

PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.

PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such nonparticipating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.

The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in Funds) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and certain pooled investment vehicles on a fair and equitable basis over time.

(a)(3)

As of December 31, 2018, the following explains the compensation structure of the individual who has primary responsibility for day-to-day portfolio management of the Fund:

Portfolio Manager Compensation

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•

Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•

Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•	Contributions to mentoring, coaching and/or supervising members of team;

•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options are awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•

The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

•

The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

Eligibility to participate in LTIP and the M Unit program is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

(a)(4)

The following summarizes the dollar range of securities of the Fund the Portfolio Manager beneficially owned as of December 31, 2018:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Owned as of December 31, 2018
David Hammer	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)        Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)        Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)        None.

(a)(4)        There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)             Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2019

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	February 28, 2019